UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4813

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MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

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(Exact name of registrant as specified in charter)

BNY Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108

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(Address of principal executive offices) (Zip code)

Christopher P. Harvey, Esq.

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, Massachusetts 02109

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 248-6000

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Date of fiscal year end: December 31

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Date of reporting period: March 31, 2008

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Item 1 — Schedule of Investments.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments - March 31, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value($)
UNAFFILIATED INVESTMENTS - 141.8%

BONDS AND NOTES - 126.2%

Asset Backed - 11.2%
Accredited Mortgage Loan Trust 2006-1 A1 (a) (b)	2.659	4/25/2036	USD	26,731	26,731
ACE Securities Corp. 2006-ASL1 A (a) (b)	2.739	2/25/2036		224,001	145,731
American Express Credit Account Master Trust 2004-C 144A (a) (b)	3.318	2/15/2012		557,042	545,347
American Express Credit Account Master Trust 2007-6A C 144A (a)(c)	3.208	1/15/2013		4,275,000	3,899,479
American General Mortgage Loan Trust 2006-1 A1 144A (a)	5.750	12/25/2035		34,477	34,454
Americredit Automobile Receivables Trust 2006-BG A3	5.210	10/6/2011		2,865,659	2,826,922
Americredit Prime Automobile Receivables 144A	6.960	1/8/2011		1,040,000	968,656
Bank of America Credit Card Trust 2007-B1 B1 (a) (b)	2.898	6/15/2012		5,700,000	5,166,062
Bank One Issuance Trust 2003-C4 C4 (a)	3.848	2/15/2011		100,000	100,108
Bayview Financial Acquisition Trust 2005-B 1A6	5.208	4/28/2039		200,000	178,000
Capital Auto Receivables Asset Trust 2004-2 D 144A (b)	5.820	5/15/2012		1,950,000	1,956,139
Capital Auto Receivables Asset Trust 2005-1 C (b)	4.730	9/15/2010		1,000,000	1,006,191
Capital One Auto Finance Trust 2006-A A3	5.330	11/15/2010		659,935	654,235
Capital One Auto Finance Trust 2006-C A3A (b)	5.070	7/15/2011		2,379,844	2,338,229
Capital One Auto Finance Trust 2007-C A3A (b)	5.130	4/16/2012		2,730,000	2,549,554
Carrington Mortgage Loan Trust 2006-RFC1 A1 (a) (b)	2.639	5/25/2036		186,255	184,676
Chaseflex Trust 2006-2 A1A (a) (b)	5.590	9/25/2036		348,968	343,984
Citibank Credit Card Issuance Trust 2006-C4 C4 (a) (b)	3.295	1/9/2012		5,515,000	5,114,642
Citibank Credit Card Issuance Trust 2007-B1 B1 (a)	4.804	4/2/2012		70,000	66,562
Citicorp Residential Mortgage Securities 2006-2 A2 (b)	5.557	9/25/2036		2,600,000	2,555,550
Citicorp Residential Mortgage Securities 2007-2 A1A (b)	5.983	6/25/2037		2,646,731	2,644,354
Citicorp Residential Mortgage Securities 2007-2 M8	7.000	6/25/2037		400,000	79,554
Citicorp Residential Mortgage Securities 2007-2 M9	7.000	6/25/2037		2,095,000	769,137
Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A5 (a)	5.010	2/25/2035		173,928	162,182
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7	5.249	8/25/2035		1,955,000	1,889,238
Countrywide Asset-Backed Certificates 2006-1 AF1 (a)	2.729	7/25/2036		462	462
Credit-Based Asset Servicing and Securitization 2006-CB2 AF1 (b)	5.717	12/25/2036		28,869	28,731
CS First Boston Mortgage Securities Corp. 2002-HE4	6.940	8/25/2032		466,676	383,271
CSAB Mortgage Backed Trust 2006-3 A1A (b)	6.000	11/25/2036		2,792,013	2,676,532
First NLC Trust 2005-3 AV2 (a) (b)	2.829	12/25/2035		156,407	155,318
Ford Credit Auto Owner Trust 2005-A A4 (b)	3.720	10/15/2009		1,264,249	1,265,845
Ford Credit Auto Owner Trust 2005-B B (b)	4.640	4/15/2010		1,500,000	1,498,203
Ford Credit Auto Owner Trust 2005-C C	4.720	2/15/2011		755,000	764,564
Ford Credit Auto Owner Trust 2006-C C	5.470	9/15/2012		590,000	545,702
Ford Credit Auto Owner Trust 2007-A D 144A	7.050	12/15/2013		600,000	526,008
Green Tree Financial Corp. 1994-7 M1 (b)	9.250	3/15/2020		461,561	482,223
GSAA Home Equity Trust 2006-7 AV1 (a) (b)	2.679	3/25/2046		790,023	773,906
Hyundai Auto Receivables Trust 2004-A B	3.460	8/15/2011		21,878	21,897

Hyundai Auto Receivables Trust 2004-A C	3.360	8/15/2011	4,372	4,358
Hyundai Auto Receivables Trust 2006-B C	5.250	5/15/2013	10,000	9,899
Hyundai Auto Receivables Trust 2007-A A3A	5.040	1/17/2012	915,000	926,619
JP Morgan Mortgage Acquisition Corp. 2006-CW1 A2 (a) (b)	2.639	5/25/2036	95,130	94,472
JP Morgan Mortgage Acquisition Corp. 2007-HE1 AF1 (a) (b)	2.699	2/25/2009	2,272,064	2,175,799
Morgan Stanley ABS Capital I 2006-HE3 A2A (a) (b)	2.639	4/25/2036	40,024	39,878
Morgan Stanley Home Equity Loans 2006-1 B1 (a)	4.149	12/25/2035	175,000	50,023
Morgan Stanley Mortgage Loan Trust 2006-15XS A6B	5.830	11/25/2036	825,000	672,529
Newcastle Mortgage Securities Trust 2006-1 A1 (a) (b)	2.669	3/25/2036	73,493	73,145
Nomura Asset Acceptance Corp. 2005-AP1 2A5	4.855	2/25/2035	40,000	34,929
Nomura Asset Acceptance Corp. 2005-AP2 A5	4.976	5/25/2035	1,153,000	978,345
Nomura Asset Acceptance Corp. 2005-WF1 2A5	5.159	3/25/2035	1,033,000	862,617
Origen Manufactured Housing 2004-B A2	3.790	12/15/2017	40,048	39,551
Origen Manufactured Housing 2005-B A1 (b)	5.250	2/15/2014	57,193	57,112
Origen Manufactured Housing 2005-B A2	5.247	12/15/2018	200,000	203,039
Origen Manufactured Housing 2005-B A3	5.605	5/15/2022	100,000	99,444
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1 (b)	5.424	12/25/2036	865,890	853,918
Popular ABS Mortgage Pass-Through Trust 2005-5 AF6	5.331	11/25/2035	25,000	23,213
Popular ABS Mortgage Pass-Through Trust 2005-6 M1	5.910	1/25/2036	180,000	149,494
Renaissance Home Equity Loan Trust 2005-2 M9	6.639	8/25/2035	25,000	10,864
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1	5.800	10/25/2033	14,276	11,031
Residential Asset Mortgage Products, Inc. 2004-RS12 AI6	4.547	12/25/2034	78,115	73,084
Residential Asset Securities Corp. 2003-KS7 MI3 (a)	5.750	9/25/2033	297,966	159,786
Residential Funding Mortgage Securities 2005-HI3 A4	5.490	9/25/2035	100,000	83,914
Residential Funding Mortgage Securities II 2006-HSA2 AI2 (a) (b)	5.496	3/25/2036	300,000	251,975
Specialty Underwriting & Residential Finance 2006-BC2 A2A (a) (b)	2.659	2/25/2037	203,467	201,537
Specialty Underwriting & Residential Finance 2006-BC2 A2B	5.573	2/25/2037	400,000	362,161
Structured Asset Securities Corp. 2005-S3 M1 (a) (b)	3.099	6/25/2035	563,003	559,089
Structured Asset Securities Corp. 2006-WF2 A1 (a)	2.629	7/25/2036	55,067	54,645
Terwin Mortgage Trust 2006-9HGA A1 144A (a) (c)	2.679	10/25/2037	281,831	265,389
Vanderbilt Mortgage Finance 1999-A 1A6 (a)	6.750	3/7/2029	1,130,000	1,124,373
Wachovia Auto Loan Owner Trust 2007-1 D	5.650	2/20/2013	1,865,000	1,355,333
Wells Fargo Mortgage Backed Securities Trust 2003-1 2A9	5.750	2/25/2033	224,298	210,287
WFS Financial Owner Trust 2004-3 B	3.510	2/17/2012	7,293	7,289
WFS Financial Owner Trust 2004-4 C (b)	3.210	5/17/2012	380,285	378,947
WFS Financial Owner Trust 2005-2 B (b)	4.570	11/19/2012	961,000	970,028
WFS Financial Owner Trust 2005-3 B (b)	4.500	5/17/2013	625,000	632,649
Total Asset Backed (Cost $63,553,301)				59,389,144
Collateralized Mortgage Obligations - 9.1%
Banc of America Mortgage Securities 2004-F 2A7 (a)	4.145	7/25/2034	29,233	29,319
Countrywide Home Loans 2005-31 2A1 (a) (b)	5.496	1/25/2036	3,160,755	3,083,433
Fannie Mae Grantor Trust 2001-T11 B	5.503	9/25/2011	20,000	21,353
First Horizon Alternative Mortgage Securities 2004-FA1 1A1	6.250	10/25/2034	209,106	203,941
GNMA 2003-48 AC (b)	2.712	2/16/2020	1,551,355	1,551,377
GNMA 2003-72 A (b)	3.206	4/16/2018	1,147,916	1,151,505
GNMA 2003-88 AC (b)	2.914	6/16/2018	1,074,547	1,075,427
GNMA 2003-96 B (b)	3.607	8/16/2018	255,217	254,678
GNMA 2004-9 A (b)	3.360	8/16/2022	57,648	57,454
GNMA 2004-12A (b)	3.110	1/16/2019	1,010,592	1,004,428
GNMA 2004-23 B (b)	2.946	3/16/2019	3,845,575	3,813,318

GNMA 2004-25 AC (b)	3.377	1/16/2023	716,099	713,660
GNMA 2004-43 A (b)	2.822	12/16/2019	1,101,849	1,091,022
GNMA 2004-51 A (b)	4.145	2/16/2018	1,234,222	1,239,964
GNMA 2004-57 A (b)	3.022	1/16/2019	791,266	785,755
GNMA 2004-67 A (b)	3.648	9/16/2017	293,201	292,736
GNMA 2004-77 A (b)	3.402	3/16/2020	443,970	442,677
GNMA 2004-97 AB (b)	3.084	4/16/2022	1,696,372	1,685,215
GNMA 2004-108 A	3.999	5/16/2027	31,295	31,454
GNMA 2005-9 A (b)	4.026	5/16/2022	1,518,505	1,524,573
GNMA 2005-12 A (b)	4.044	5/16/2021	33,821	33,980
GNMA 2005-14 A (b)	4.130	2/16/2027	62,953	63,231
GNMA 2005-29 A (b)	4.016	7/16/2027	1,041,549	1,047,058
GNMA 2005-32 B (b)	4.385	8/16/2030	1,406,449	1,419,616
GNMA 2005-42 A	4.045	7/16/2020	30,450	30,548
GNMA 2005-50 A (b)	4.015	10/16/2026	48,872	49,087
GNMA 2005-52 A (b)	4.287	1/16/2030	83,753	84,459
GNMA 2005-67 A	4.217	6/16/2021	16,942	16,996
GNMA 2005-79 A	3.998	10/16/2033	21,150	21,249
GNMA 2005-87 A (b)	4.449	3/16/2025	1,224,595	1,238,635
GNMA 2005-90 A (b)	3.760	9/16/2028	1,755,003	1,756,906
GNMA 2006-3 A (b)	4.212	1/16/2028	2,069,047	2,086,029
GNMA 2006-5 A (b)	4.241	7/16/2029	1,554,114	1,567,958
GNMA 2006-6 A (b)	4.045	10/16/2023	195,855	196,435
GNMA 2006-9 A (b)	4.201	8/16/2026	2,617,627	2,638,423
GNMA 2006-55 A (b)	4.248	7/16/2029	2,313,831	2,335,197
GNMA 2006-66 A (b)	4.087	8/16/2030	2,642,596	2,659,882
GNMA 2006-67 A (b)	3.947	10/6/2011	2,769,740	2,781,150
GNMA 2007-46 A (b)	3.137	11/16/2029	1,262,803	1,256,582
GNMA 2007-52 A	4.054	10/16/2025	1,776,952	1,786,965
Indymac Index Mortgage Loan Trust 2006-AR9 B1 (a)	6.035	6/25/2036	149,627	83,345
Indymac Index Mortgage Loan Trust 2006-AR9 B2 (a)	6.035	6/25/2036	274,317	94,371
JP Morgan Mortgage Trust 2005-A1 5A1 (a)	4.485	2/25/2035	38,488	35,796
JP Morgan Mortgage Trust 2005-A7 1A2 (a)	4.982	10/25/2035	150,000	140,947
Structured Asset Mortgage Investments, Inc. 1998-2 B (a)	5.841	4/30/2030	36,976	33,242
Washington Mutual 2003-AR10 A5 (a)	4.054	10/25/2033	71,005	70,951
Washington Mutual 2003-AR10 A6 (a) (b)	4.054	10/25/2033	2,134,000	2,130,375
Washington Mutual 2004-AR7 A6 (a) (b)	3.941	7/25/2034	266,000	267,567
Washington Mutual 2004-AR9 A7 (a) (b)	4.138	8/25/2034	1,442,000	1,431,315
Washington Mutual 2005-AR4 A4B (a) (b)	4.670	4/25/2035	706,000	708,951
Wells Fargo Mortgage Backed Securities Trust 2005-AR1 1A1 (a) (b)	4.541	2/25/2035	584,426	581,202
Total Collateralized Mortgage Obligations (Cost $48,114,564)				48,701,737
Corporate - 35.5%
Banking - 9.6%
Bac Capital Trust XIV (a)	5.630	12/31/2049	55,000	40,216
Banco Nacional de Desenvolvimento Economico e Social (a)	5.330	6/16/2008	1,510,000	1,512,265
Bank of America Corp. (a)	8.000	12/29/2049	2,670,000	2,673,204
Capital One Financial Co. (a) (b)	3.270	9/10/2009	2,620,000	2,373,723
CBA Capital Trust I 144A	5.805	6/30/2015	46,000	43,161
Chevy Chase Bank FSB	6.875	12/1/2013	1,527,000	1,427,745
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)	5.506	2/15/2049	1,435,000	1,198,836

Citigroup, Inc. (a)	8.300	12/21/2077	2,700,000	2,660,507
City National Corp.	5.125	2/15/2013	640,000	629,951
Colonial Bank	8.000	3/15/2009	485,000	498,564
Colonial Bank	6.375	12/1/2015	1,100,000	947,826
Compass Bank	5.500	4/1/2020	15,000	13,328
Export-Import Bank of Korea	4.500	8/12/2009	995,000	998,515
Glitnir Banking HF 144A (a)	4.418	10/15/2008	165,000	164,975
Glitnir Banking HF 144A (a)	6.693	6/15/2016	605,000	487,638
ICICI Bank Ltd. 144A (a)	4.917	1/12/2010	755,000	722,460
Industrial Bank of Korea 144A (a)	4.000	5/19/2014	305,000	301,917
M&T Bank Corp.	5.375	5/24/2012	780,000	763,356
Manufacturers & Traders Trust Co. (a)	5.585	12/28/2020	625,000	582,315
Marshall and Ilsley Bank (a) (b)	3.328	12/4/2012	5,125,000	4,785,038
Marshall and Ilsley Corp.	5.626	8/17/2009	50,000	50,037
Mizuho JGB Investment 144A (a)	9.870	8/30/2049	1,825,000	1,832,583
MUFG Capital Financial 1 Ltd. (a)	6.346	3/15/2049	810,000	660,068
Regions Financial Corp. (a) (b)	3.208	8/8/2008	1,725,000	1,713,491
Royal Bank of Scotland Group PLC 144A (a)	6.990	10/5/2049	2,175,000	1,846,357
SB Treasury Co. 144A (a)	9.400	6/30/2049	745,000	754,723
Shinsei Finance Cayman Ltd 144A (a)	6.418	7/20/2048	420,000	278,381
SMFG Preferred Capital 144A (a)	6.078	7/25/2049	305,000	239,120
Sovereign Bancorp (a)	3.365	3/1/2009	215,000	209,789
Sovereign Bancorp (a) (b)	2.829	3/23/2010	1,335,000	1,278,297
Sovereign Bancorp	4.800	9/1/2010	1,175,000	1,162,438
St. George Bank Ltd. 144A	5.300	10/15/2015	941,000	964,012
Suntrust Preferred Capital I (a)	5.853	12/15/2036	1,300,000	963,469
Tokai PFD Capital Co. 144A CVT (a)	9.980	6/30/2049	1,040,000	1,044,739
USB Capital IX (a)	6.189	4/15/2042	155,000	115,087
Wachovia Corp. (b)	6.375	1/15/2009	1,855,000	1,882,397
Washington Mutual, Inc. (a) (b)	3.233	8/24/2009	1,795,000	1,528,055
Washington Mutual, Inc. (a) (b)	4.558	1/15/2010	1,195,000	1,069,840
Wells Fargo & Co.	6.375	8/1/2011	850,000	904,704
Wells Fargo Bank NA	7.550	6/21/2010	5,920,000	6,426,622
Western Financial Bank FSB (b)	9.625	5/15/2012	975,000	1,033,980
Zions Bancorporation (a) (b)	4.378	4/15/2008	835,000	834,619
Zions Bancorporation	6.000	9/15/2015	1,391,000	1,295,972
				50,914,320
Basic Materials - 0.8%
Cabot Corp. 144A	5.250	9/1/2013	960,000	1,032,230
Enterprise Products Operations	4.625	10/15/2009	250,000	253,050
ICI Wilmington, Inc. (b)	4.375	12/1/2008	1,394,000	1,401,218
Lubrizol Corp.	4.625	10/1/2009	930,000	933,385
Rohm & Haas Holdings Co.	5.600	3/15/2013	445,000	458,729
				4,078,612
Communications - 2.7%
America Movil (a)	2.755	6/27/2008	10,000	9,875
AT&T Corp.	7.300	11/15/2011	1,055,000	1,142,703
AT&T, Inc. (a) (b)	3.155	5/15/2008	895,000	895,298
AT&T, Inc. (a)	3.195	2/5/2010	50,000	49,530
Clear Channel Communication, Inc.	4.500	1/15/2010	50,000	45,750

Comcast Corp. (a)	4.677	7/14/2009	540,000	525,471
Comcast Corp.	5.500	3/15/2011	360,000	362,731
Comcast Corp.	6.300	11/15/2017	1,365,000	1,381,557
COX Communications, Inc.	7.125	10/1/2012	75,000	79,428
News America Holdings, Inc.	7.700	10/30/2025	1,020,000	1,117,564
News America, Inc.	6.150	3/1/2037	1,495,000	1,412,225
Qwest Corp.	5.625	11/15/2008	15,000	14,925
Qwest Corp.	7.875	9/1/2011	135,000	134,663
Qwest Corp.	8.875	3/15/2012	90,000	91,800
Qwest Corp.	7.500	10/1/2014	860,000	838,500
Qwest Corp. (a)	6.050	6/15/2013	85,000	76,500
TCI Communications, Inc.	7.875	2/15/2026	825,000	869,277
Time Warner Cable, Inc.	5.850	5/1/2017	1,400,000	1,340,094
Time Warner, Inc. (a)	3.300	11/13/2009	60,000	57,453
Time Warner, Inc.	6.750	4/15/2011	1,123,000	1,154,826
Time Warner, Inc.	5.875	11/15/2016	2,795,000	2,657,916
				14,258,086
Consumer Cyclical - 0.4%
Daimler Chrysler NA Holding Corp. (a)	3.218	3/13/2009	85,000	83,949
Daimler Chrysler NA Holding Corp. (a)	3.298	3/13/2009	150,000	148,037
Federated Retail Holding, Inc.	5.350	3/15/2012	290,000	276,310
Federated Retail Holding, Inc.	5.900	12/1/2016	280,000	248,857
Heinz (H.J.) Co. 144A (b)	6.428	12/1/2008	780,000	793,198
May Department Stores Co.	5.950	11/1/2008	55,000	55,133
May Department Stores Co.	4.800	7/15/2009	30,000	29,646
MGM Mirage, Inc	8.500	9/15/2010	30,000	30,975
MGM Mirage, Inc.	8.375	2/1/2011	620,000	621,550
				2,287,655
Consumer Noncyclical - 0.0%
Safeway, Inc.	4.125	11/1/2008	85,000	85,291
Energy - 0.5%
Amerada Hess Corp.	6.650	8/15/2011	1,105,000	1,189,681
Anadarko Petroleum Corp. (a)	3.200	9/15/2009	110,000	107,918
ANR Pipeline Co.	7.000	6/1/2025	10,000	10,476
Chesapeake Energy Corp.	7.500	6/15/2014	275,000	281,875
Chevron Phillips	7.000	3/15/2011	18,000	19,965
El Paso Natural Gas Co.	7.500	11/15/2026	5,000	5,161
Gaz Capital 144A	6.510	3/7/2022	1,370,000	1,221,013
				2,836,089
Financial - 12.9%
Ace INA Holdings	5.800	3/15/2018	805,000	803,827
Allstate Corp. (a)	6.500	5/15/2057	550,000	452,945
American Express Credit Co. (a) (b)	3.118	11/9/2009	1,070,000	1,047,187
Ameriprise Financial, Inc. (a)	7.518	6/1/2066	660,000	624,881
Amvescap PLC	5.625	4/17/2012	85,000	86,090
Amvescap PLC	5.375	2/27/2013	645,000	645,473
Arden Realty LP REIT	5.200	9/1/2011	820,000	859,851
Arden Realty LP REIT	5.250	3/1/2015	111,000	113,567
Avalonbay Communities REIT	6.625	9/15/2011	750,000	777,217
Boeing Capital Corp.	7.375	9/27/2010	1,055,000	1,164,918

Boston Properties LP REIT	6.250	1/15/2013	58,000	59,780
Boston Properties LP REIT	5.625	4/15/2015	695,000	648,188
Boston Properties LP REIT	5.000	6/1/2015	20,000	17,823
Capmark Financial Group 144A	5.875	5/10/2012	1,800,000	1,140,437
Chubb Corp. (b)	5.472	8/16/2008	2,600,000	2,617,553
CIT Group, Inc. (a)	3.215	8/15/2008	135,000	124,626
Commercial Net Lease Realtor REIT	6.150	12/15/2015	610,000	592,880
Countrywide Home Loan, Inc. (d)	3.250	5/21/2008	420,000	411,894
Credit Suisse Guernsey (a)	5.860	5/8/2049	1,320,000	1,118,210
Credit Suisse USA, Inc.	5.500	8/16/2011	1,740,000	1,801,967
Credit Suisse, Inc.	4.125	1/15/2010	2,665,000	2,668,939
Daimler Chrysler Holding Corp. (a)	3.769	10/31/2008	315,000	314,084
Duke Realty Corp REIT	5.250	1/15/2010	160,000	160,983
Duke Realty LP	7.750	11/15/2009	929,000	962,555
Duke Realty LP	6.950	3/15/2011	95,000	97,053
Duke Realty LP	5.875	8/15/2012	1,150,000	1,098,552
Erac USA Finance Co. 144A	7.350	6/15/2008	70,000	70,493
Erac USA Finance Co. 144A (a) (b)	3.501	4/30/2009	345,000	343,853
Erac USA Finance Co. 144A	7.950	12/15/2009	1,088,000	1,148,066
Erac USA Finance Co. 144A	6.375	10/15/2017	1,540,000	1,375,967
ERP Operating LP	4.750	6/15/2009	74,000	73,896
ERP Operating LP	6.625	3/15/2012	200,000	203,223
ERP Operating LP	5.500	10/1/2012	1,055,000	1,028,181
ERP Operating LP	5.125	3/15/2016	855,000	740,703
ERP Operating LP	5.375	8/1/2016	367,000	325,828
Federal Realty Investment Trust REIT	6.000	7/15/2012	410,000	417,149
Federal Realty Investment Trust REIT	5.400	12/1/2013	25,000	24,521
Federal Realty Investment Trust REIT	5.650	6/1/2016	760,000	704,213
Ford Motor Credit Co. LLC	5.800	1/12/2009	45,000	42,871
Ford Motor Credit Co. LLC	7.375	10/28/2009	2,940,000	2,678,731
General Electric Capital Corp. (a) (b)	3.994	10/21/2010	2,975,000	2,947,960
Goldman Sachs Capital II (a)	5.793	5/8/2049	1,020,000	679,422
Goldman Sachs Group, Inc.	5.625	1/15/2017	420,000	402,916
Goldman Sachs Group, Inc.	6.750	10/1/2037	80,000	74,427
Hanover Insurance Group	7.625	10/15/2025	25,000	22,250
Hartford Financial Services Group (b)	5.550	8/16/2008	1,020,000	1,026,296
Hartford Financial Services Group	5.663	11/16/2008	485,000	492,675
Healthcare Realty Trust REIT	5.125	4/1/2014	210,000	195,059
HRPT Properties Trust REIT (a) (b)	3.400	3/16/2011	586,000	566,640
HSBC Finance Capital Trust IX (a)	5.911	11/30/2035	3,435,000	2,785,593
HSBC Finance Corp.	4.750	4/15/2010	18,000	17,902
International Lease Finance Corp. (a)	3.313	5/24/2010	45,000	42,595
International Lease Finance Corp.	4.750	1/13/2012	23,000	22,263
Janus Capital Group, Inc.	6.250	6/15/2012	1,130,000	1,148,087
Jefferies Group, Inc.	7.750	3/15/2012	2,040,000	2,188,873
JPMorgan and Co., Inc.	6.250	1/15/2009	30,000	30,551
Kingsway America, Inc. 144A (c)	7.500	2/1/2014	50,000	49,861
Lehman Brothers Holdings (a) (b)	3.170	8/21/2009	1,850,000	1,771,695
Lehman Brothers Holdings	6.000	7/19/2012	435,000	429,348
Lehman Brothers Holdings	6.875	7/17/2037	50,000	43,352

Leucadia National Corp.	7.000	8/15/2013	1,280,000	1,270,400
Leucadia National Corp.	7.125	3/15/2017	75,000	71,063
Liberty Property LP REIT	5.500	12/15/2016	575,000	508,271
Liberty Property LP REIT	6.625	10/1/2017	40,000	37,990
Lincoln National Corp. (a) (b)	2.981	3/12/2010	1,385,000	1,348,645
Mack-Cali Realty LP REIT	5.050	4/15/2010	525,000	516,290
Mack-Cali Realty LP REIT	5.250	1/15/2012	895,000	866,667
Mack-Cali Realty LP REIT	5.125	1/15/2015	626,000	567,796
Mack-Cali Realty LP REIT	5.800	1/15/2016	645,000	607,822
MassMutual Global Funding II 144A	3.800	4/15/2009	687,000	690,214
MBNA Capital	8.278	12/1/2026	65,000	65,203
MBNA Corp.	6.125	3/1/2013	1,590,000	1,700,050
Merill Lynch and Co. (a)	3.315	2/5/2010	15,000	14,312
Merrill Lynch and Co.	4.250	2/8/2010	162,000	158,157
Merrill Lynch and Co.	6.050	8/15/2012	1,835,000	1,863,698
Merrill Lynch and Co.	5.700	5/2/2017	2,170,000	2,061,370
Metlife, Inc.	5.000	6/15/2015	2,243,000	2,204,360
Morgan Stanley	3.875	1/15/2009	160,000	159,938
Morgan Stanley	6.600	4/1/2012	870,000	901,997
Morgan Stanley	5.750	8/31/2012	780,000	794,121
Morgan Stanley	4.750	4/1/2014	1,389,000	1,289,384
NB Capital Trust IV	8.250	4/15/2027	285,000	292,829
Nippon Life Insurance 144A	4.875	8/9/2010	1,000,000	1,023,314
Pacific Life Global Funding 144A	3.750	1/15/2009	45,000	45,143
Regency Centers LP	5.250	8/1/2015	444,000	409,787
Regency Centers LP	5.875	6/15/2017	355,000	325,130
Simon Property Group LP REIT	4.600	6/15/2010	70,000	69,462
Simon Property Group LP REIT	4.875	8/15/2010	25,000	24,952
Simon Property Group LP REIT	5.000	3/1/2012	906,000	882,008
Simon Property Group LP REIT	5.750	5/1/2012	836,000	835,655
Simon Property Group LP REIT	5.625	8/15/2014	55,000	53,018
SLM Corp.	4.000	1/15/2009	2,965,000	2,669,760
				68,855,746
Health Care - 0.4%
Coventry Health Care, Inc.	5.875	1/15/2012	485,000	493,098
Coventry Health Care, Inc.	5.950	3/15/2017	750,000	708,705
Wellpoint, Inc.	5.875	6/15/2017	775,000	758,517
				1,960,320
Industrials - 3.9%
Allied Waste North America	5.750	2/15/2011	545,000	532,738
Allied Waste North America	6.375	4/15/2011	435,000	427,931
Atlas Copco AB 144A	5.600	5/22/2017	575,000	573,735
Ball Corp.	6.875	12/15/2012	330,000	335,775
BJ Services Co. (a)	3.246	6/1/2008	725,000	725,502
British Sky Broadcasting PLC	6.875	2/23/2009	143,000	146,767
British Sky Broadcasting PLC	8.200	7/15/2009	1,055,000	1,084,997
Case New Holland, Inc.	7.125	3/1/2014	600,000	588,000
Community Health Systems (d)	8.875	7/15/2015	630,000	632,363
Crown Americas, Inc.	7.625	11/15/2013	780,000	795,600
D.R. Horton, Inc.	5.875	7/1/2013	25,000	21,875

France Telecom SA	7.750	3/1/2011	210,000	227,712
Healthcare Realty Trust, Inc. REIT	8.125	5/1/2011	620,000	663,180
John Deere Capital Corp. (a) (b)	3.116	9/1/2009	707,000	703,677
Koninklijike KPN NV	8.000	10/1/2010	360,000	386,551
Kraft Foods, Inc.	6.000	2/11/2013	305,000	315,328
Masco Corp. (a) (b)	3.201	3/12/2010	775,000	725,088
Mohawk Industries, Inc.	5.750	1/15/2011	1,050,000	1,112,739
Northrop Grumman Corp.	7.125	2/15/2011	545,000	589,444
Oakmont Asset Trust 144A	4.514	12/22/2008	80,000	80,758
Potash Corp. of Saskatchewan	4.875	3/1/2013	36,000	36,638
Raytheon Co.	5.500	11/15/2012	388,000	414,062
Reed Elsevier Capital	4.625	6/15/2012	2,130,000	2,103,034
Republic Services, Inc.	7.125	5/15/2009	20,000	20,602
Republic Services, Inc.	6.750	8/15/2011	840,000	913,585
RPM International, Inc.	4.450	10/15/2009	255,000	255,455
Steel Dynamics, Inc. 144A	7.375	11/1/2012	830,000	838,300
Telefonica Emisiones SAU (a)	2.842	6/19/2009	775,000	754,848
Telefonica Emisiones SAU	5.984	6/20/2011	1,240,000	1,276,889
Terex Corp.	7.375	1/15/2014	15,000	14,850
Tyco International Group SA	6.875	1/15/2029	20,000	19,554
Union Pacific Corp.	3.875	2/15/2009	1,400,000	1,405,956
Waste Management, Inc.	6.500	11/15/2008	75,000	76,492
Waste Management, Inc.	7.375	8/1/2010	280,000	294,981
Waste Management, Inc.	7.000	7/15/2028	716,000	730,737
Weatherford International Ltd.	5.150	3/15/2013	1,005,000	1,005,872
				20,831,615
Public Utility - 0.4%
National Grid PLC	6.300	8/1/2016	1,725,000	1,771,992
Windsor Financing LLC 144A (c)	5.881	7/15/2017	230,027	251,505
				2,023,497
Services - 1.0%
CSX Corp. (b)	6.250	10/15/2008	865,000	875,978
CVS Caremark Corp.	4.000	9/15/2009	360,000	360,158
CVS Caremark Corp. (a) (b)	3.376	6/1/2010	530,000	515,097
CVS Caremark Corp.	5.750	8/15/2011	430,000	449,820
Delhaize Group	6.500	6/15/2017	370,000	382,100
Donnelley (R.R.) and Sons	5.625	1/15/2012	1,380,000	1,363,555
Donnelley (R.R.) and Sons (d)	6.125	1/15/2017	45,000	41,254
Home Depot, Inc. (a)	2.925	12/16/2009	15,000	14,304
Lowes Companies, Inc.	5.600	9/15/2012	365,000	382,355
Medco Health Solutions, Inc.	7.250	8/15/2013	385,000	432,614
Norfolk Southern Corp.	6.750	2/15/2011	337,000	362,748
Ryder System, Inc.	3.500	3/15/2009	155,000	155,770
				5,335,753
Utilities - 2.9%
AES Corp. (d)	8.875	2/15/2011	25,000	26,188
Appalachian Power Co.	5.950	5/15/2033	19,000	16,588
Cinergy Corp.	6.530	12/16/2008	120,000	122,262
Cleveland Electric Illuminating Co.	5.700	4/1/2017	1,500,000	1,455,902
Consolidated Edison	5.300	12/1/2016	1,145,000	1,162,391

Consumers Energy Co.	5.000	2/15/2012	75,000	76,000
Consumers Energy Co.	5.375	4/15/2013	1,150,000	1,186,077
Dominion Resources, Inc. (a)	3.248	11/14/2008	30,000	29,845
Enel Finance International 144A	5.700	1/15/2013	550,000	569,273
Enel Finance International 144A	6.250	9/15/2017	60,000	62,250
FirstEnergy Corp.	6.450	11/15/2011	80,000	83,741
FPL Group Capital, Inc	5.625	9/1/2011	2,290,000	2,413,596
Ipalco Enterprises, Inc.	8.625	11/14/2011	30,000	31,575
Nevada Power Co.	6.750	7/1/2037	805,000	771,979
Niagara Mohawk Power Corp. (b)	7.750	10/1/2008	1,038,000	1,056,219
Nisource Capital Markets	7.860	7/15/2014	20,000	22,305
Nisource Finance Corp. (a) (b)	3.663	11/23/2009	835,000	810,558
Nisource Finance Corp.	5.250	9/15/2017	820,000	746,564
Nisource Finance Corp.	6.400	3/15/2018	20,000	20,029
Ohio Power Co. (a)	4.826	4/5/2010	1,330,000	1,296,509
Pacific Gas and Electric Co. (b)	3.600	3/1/2009	565,000	563,603
Pacific Gas and Electric Co.	6.350	2/15/2038	820,000	830,620
Pepco Holdings, Inc. (a)	3.701	6/1/2010	25,000	24,956
Public Service Co. of Colorado (b)	4.375	10/1/2008	958,000	961,481
Sierra Pacific Power Co.	6.750	7/1/2037	400,000	383,592
Southern Co.	5.300	1/15/2012	890,000	931,211
				15,655,314
Total Corporate (Cost $195,093,799)				189,122,298
Municipal Bonds - 3.5%
Insured - 0.0%
California GO AMBAC	3.500	10/1/2027	10,000	7,744
Government Backed - 1.3%
Clark County NV Bond Bank MBIA Prerefunded	5.250	6/1/2020	335,000	370,001
Clark County NV School District FSA Prerefunded	5.500	6/15/2017	355,000	391,739
Clark County NV School District FSA Prerefunded	5.500	6/15/2018	235,000	259,320
Cypress-Fairbanks TX Independent School District PSF-GTD Prerefunded	5.250	2/15/2022	305,000	321,397
Denver City and County CO Excise Tax Revenue FSA Prerefunded	5.000	9/1/2020	305,000	326,274
Fort Worth TX Independent School District GO PSF-GTD Prerefunded	6.000	2/15/2020	685,000	731,155
Los Angeles CA Unified School District Prerefunded	5.000	1/1/2028	705,000	776,875
Los Angeles County Metropolitan Transportation Authority CA FSA Prerefunded	5.000	7/1/2031	405,000	440,749
Miami FL Homeland Defense GO MBIA Prerefunded	5.500	1/1/2022	410,000	448,462
New York City NY GO Prerefunded	5.500	6/1/2021	265,000	297,256
New York City NY GO Prerefunded	5.375	6/1/2032	680,000	748,578
New York State Urban Development Corporation Prerefunded	5.125	3/15/2029	235,000	258,491
New York State Urban Development Corporation Prerefunded	5.000	3/15/2033	755,000	826,151
Shelby County TN MBIA Prerefunded	5.000	3/1/2014	215,000	229,996
Williamson County TX FSA Prerefunded	6.000	8/15/2014	235,000	254,966
Wisconsin GO MBIA Prerefunded	5.000	5/1/2015	410,000	449,561
				7,130,971
Taxable - 2.2%
Delaware Housing Authority SFMR	5.800	7/1/2016	970,000	1,013,611
Erie County NY Tobacco Asset Securitization Corp.	6.000	6/1/2028	1,100,000	1,037,190
Michigan Tobacco Settlement Finance Authority (a) (b)	7.540	6/1/2034	970,000	919,744
New York County Tobacco Trust IV	6.000	6/1/2027	210,000	199,462
Tobacco Settlement Authority Iowa	6.500	6/1/2023	3,563,000	3,487,286
Tobacco Settlement Authority Michigan	7.309	6/1/2034	5,095,000	4,948,621
				11,605,914
Total Municipal Bonds (Cost $18,953,344)				18,744,629
Sovereign Bonds - 0.9%
Argentina Bonos (a)	3.368	8/3/2012	2,865,000	1,524,896
Republic of Argentina (a)	3.000	4/30/2013	930,000	578,925
Republic of Argentina	7.000	9/12/2013	1,400,000	1,153,600

Russian Federation 144A	8.250	3/31/2010	1,475,065	1,558,406
Total Sovereign Bonds (Cost $5,254,204)				4,815,827

Pass Thru Securities - 52.2%

Non-Agency Pass Thru Securities - 7.8%
Banc of America Commerical Mortgage, Inc. 2002-2 A3	5.118	7/11/2043	610,000	599,795
Bayview Commercial Asset Trust 2003-2 A 144A (a) (b)	3.179	12/25/2033	350,500	331,170
Bayview Commercial Asset Trust 2004-1 A 144A (a) (b)	2.959	4/25/2034	371,510	335,355
Bayview Commercial Asset Trust 2005-3A B1 144A (a) (b)	3.699	11/25/2035	132,690	76,509
Bayview Commercial Asset Trust 2005-3A B3 144A (a) (b)	5.599	11/25/2035	265,379	146,277
Bayview Commercial Asset Trust 2005-4A B3 144A (a) (b)	6.099	1/25/2036	187,355	108,537
Bayview Commercial Asset Trust 2006-1A B2 144A (a) (b)	4.299	4/25/2036	209,886	115,437
Bayview Commercial Asset Trust 2006-SP1 A1 144A (a) (b)	2.869	4/25/2036	267,003	244,727
Bayview Commercial Asset Trust 2006-SP2 A1 144A (a) (b)	2.879	4/25/2036	1,225,523	986,696
Bayview Commerical Asset Trust 2006-2A B2 144A (a) (b)	4.069	7/25/2036	390,601	216,354
Bear Stearns Commercial Mortgage Securities 2003-T12 A3 (a)	4.240	8/13/2039	2,248,000	2,204,379
Bear Stearns Commercial Mortgage Securities 2004-PWR5 A3	4.565	7/11/2042	25,000	24,277
Bear Stearns Commercial Mortgage Securities 2005-T20 A2 (a)	5.127	10/12/2042	45,000	44,720
Bear Stearns Commercial Mortgage Securities 2006-PW12 AAB (a)	5.686	9/11/2038	950,000	942,592
Bear Stearns Commercial Mortgage Securities, Inc. 1998-C1 A2 (b)	6.440	6/16/2030	55,624	55,573
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254	7/11/2042	160,000	157,947
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2 (a)	4.556	2/13/2042	105,000	103,906
Capco America Securitization Corp. 1998-D7 A1B (b)	6.260	10/15/2030	1,562,912	1,565,904
Citigroup/Deutsche Bank Commercial Mortgage 2005-CD1 A2FX (a)	5.225	7/15/2044	20,000	19,925
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 A2	5.408	1/15/2046	775,000	767,611
Credit Suisse/Morgan Stanley Commerical Mortgage Certificate 2006-HC1A A1 144A (a) (b)	3.008	5/15/2023	1,218,021	1,147,001
Crown Castle Towers LLC, 2005-1A D 144A	5.612	6/15/2035	660,000	628,122
Crown Castle Towers LLC, 2006-1A B 144A	5.362	11/15/2036	620,000	587,785
Crown Castle Towers LLC, 2006-1A C 144A	5.470	11/15/2036	1,680,000	1,560,938
Crown Castle Towers LLC, 2006-1A D 144A	5.772	11/15/2036	1,025,000	925,206
DLJ Commercial Mortgage Corp. 1998-CF2 A1B	6.240	11/12/2031	112,164	112,375
DLJ Commercial Mortgage Corp. 1998-CF2 B1 (a) (b)	7.042	11/12/2031	2,450,000	2,473,890
DLJ Commercial Mortgage Corp. 1998-CG1 A1B	6.410	6/10/2031	2,304	2,301
Global Signal Trust 2006-1 D 144A	6.052	2/15/2036	1,160,000	1,079,624
Global Signal Trust 2006-1 E 144A	6.495	2/15/2036	425,000	390,329
GMAC Commercial Mortgage Securities, Inc. 1998-C2 A2 (b)	6.420	5/15/2035	566,049	565,807
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.223	4/10/2040	155,000	153,306

Goldman Sachs Mortgage Securities Corp., 2007-EOP L 144A (a)	4.380	3/20/2020	60,000	50,400
Goldman Sachs Mortgage Securities Corp., Cl. B 144A (a) (b)	3.330	3/20/2020	3,215,000	2,987,217
Goldman Sachs Mortgage Securities Corp., Cl. E 144A (a) (b)	3.520	3/20/2020	1,220,000	1,141,783
Goldman Sachs Mortgage Securities Corp., Cl. K 144A (a)	4.130	3/20/2020	700,000	555,041
GS Mortgage Securities Corp. II 2007-EOP F 144A (a)	3.560	3/20/2020	50,000	44,370
GS Mortgage Securities Corp. II 2007-EOP G 144A (a)	3.600	3/20/2020	25,000	22,018
Impac CMB Trust 2005-8 2M2 (a)	3.349	2/25/2036	122,075	73,243
Impac CMB Trust 2005-8 2M3 (a)	4.099	2/25/2036	96,818	53,838
Impac Secured Assets Corp. 2006-1 2A1 (a) (b)	2.949	5/25/2036	680,318	470,903
JP Morgan Chase Commercial Mortgage Security Co. 2004-C1 A2	4.302	1/15/2038	2,120,000	2,045,026
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP4 A2	4.790	10/15/2042	30,000	29,625
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP5 A2	5.198	12/15/2044	1,605,000	1,592,811
LB Commercial Conduit Mortgage Trust 1999-C1 B	6.930	6/15/2031	62,000	62,996
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365	12/15/2028	1,950,000	1,997,482
Merrill Lynch Mortgage Trust, Inc. 2002-MW1 A3	5.403	7/12/2034	1,725,000	1,729,347
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2	4.960	7/12/2038	1,090,000	1,079,984
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2 (a)	5.223	11/12/2037	375,000	373,518
Morgan Stanley Capital I 1998-HF1 F 144A (b)	7.180	3/15/2030	507,966	507,665
Morgan Stanley Capital I 1999-CAM1 A4 (a)	7.020	3/15/2032	17,953	18,095
Morgan Stanley Capital I 1999-RM1 A2 (a)	6.710	12/15/2031	118,694	119,069
Morgan Stanley Capital I 1999-RM1 E (a)	6.990	12/15/2031	100,000	101,011
Morgan Stanley Capital I 2005-HQ5 A2	4.809	1/14/2042	1,700,000	1,689,134
Morgan Stanley Capital I 2006-T21 A2	5.090	10/12/2052	1,350,000	1,330,659
Morgan Stanley Dean Witter Capital I 2001-PPM A2	6.400	2/15/2031	21,296	21,743
Morgan Stanley Dean Witter Capital I 2001-PPM A3	6.540	2/15/2031	26,013	26,624
Nationslink Funding Corp. 1998-2 A2 (b)	6.476	8/20/2030	405,336	404,508
SBA CMBS Trust 2006-1A D 144A	5.852	11/15/2036	400,000	368,012
Sovereign Commerical Mortgage Securities 2007-C1 D 144A (a)	5.777	10/22/2011	830,000	459,115
TIAA Real Estate CDO Ltd. 2007-C4 A3 (a)	6.096	8/15/2039	1,010,000	1,032,310
Washington Mutual Asset Securities Corp. 2003-C1A A 144A (b)	3.830	1/25/2035	2,292,937	2,242,992
				41,304,914.00
Agency Pass Thru Securities - 44.4%
Fannie Mae Grantor Trust 2001-T6 B	6.088	5/25/2011	156,000	164,879
Fannie Mae Grantor Trust 2002-T11 A	4.769	4/25/2012	22,127	22,827
FGCI (TBA) (e)	5.500	4/1/2022	4,780,000	4,875,600
FGLMC	6.000	9/1/2037	48,407	49,684
FGLMC	6.000	10/1/2037	14,607	14,992
FGLMC	6.000	10/1/2037	14,695	15,083
FGLMC	6.000	10/1/2037	55,751	57,221
FGLMC	6.000	10/1/2037	24,152	24,789
FGLMC	6.000	11/1/2037	137,721	141,354
FGLMC (TBA) (e)	5.500	4/14/2038	68,195,000	68,855,673
FGLMC (TBA) (e)	6.000	4/14/2038	41,270,000	42,314,626
FHLMC	6.000	6/1/2022	194,679	200,392
FHLMC Gold	4.500	10/1/2009	30,512	30,634
FHLMC Gold	4.000	10/1/2009	398,634	398,959

FHLMC Gold	4.500	4/1/2010	34,760	35,245
FHLMC Gold	3.500	9/1/2010	332,737	332,832
FHLMC Gold	7.000	11/1/2031	103,646	109,877
FHLMC Gold	7.000	11/1/2031	123,376	130,794
FHLMC Gold	5.500	1/1/2034	677,659	685,992
FHLMC Gold	5.500	3/1/2034	241,185	244,151
FNMA	4.000	5/1/2010	1,383,518	1,400,680
FNMA	3.530	7/1/2010	1,342,196	1,337,974
FNMA	5.000	10/1/2011	45,573	46,730
FNMA	5.139	12/25/2011	645,535	661,549
FNMA	8.500	6/1/2012	6,924	7,407
FNMA	4.060	6/1/2013	53,000	52,311
FNMA	4.900	1/1/2014	442,000	450,982
FNMA	4.500	11/1/2014	19,430	19,745
FNMA	6.500	12/1/2015	5,037	5,288
FNMA	5.140	1/1/2016	74,837	75,972
FNMA	6.000	7/1/2017	5,840	6,028
FNMA	5.000	1/1/2019	308,182	312,179
FNMA	5.500	11/1/2024	1,218,425	1,240,054
FNMA	5.500	12/1/2024	16,642	16,937
FNMA	5.500	1/1/2025	3,091,105	3,145,977
FNMA	7.500	2/1/2029	9,186	9,946
FNMA	7.500	9/1/2029	584	631
FNMA	7.500	11/1/2029	438	474
FNMA	7.000	11/1/2031	1,826	1,944
FNMA	7.000	5/1/2032	16,413	17,442
FNMA	7.000	6/1/2032	22,876	24,310
FNMA	5.500	2/1/2033	100,496	101,838
FNMA	5.500	1/1/2034	646,134	654,374
FNMA	5.500	1/1/2034	1,493,004	1,512,043
FNMA	5.500	8/1/2034	48,166	48,745
FNMA	5.500	9/1/2034	87,431	88,482
FNMA	5.500	9/1/2034	59,151	59,862
FNMA	5.500	9/1/2034	73,709	74,595
FNMA	5.500	9/1/2034	191,931	194,237
FNMA	5.500	9/1/2034	20,619	20,867
FNMA	6.500	9/1/2037	68,940	71,459
FNMA	6.500	9/1/2037	63,740	66,070
FNMA	6.000	10/1/2037	24,037	24,645
FNMA	6.000	11/1/2037	42,304	43,375
FNMA	6.500	11/1/2037	64,778	67,146
FNMA	6.000	12/1/2037	2,171,725	2,226,691
FNMA	6.000	1/1/2038	2,898,038	2,971,387
FNMA	6.000	1/1/2038	2,155,254	2,209,804
FNMA (TBA) (e)	5.000	4/1/2021	2,045,000	2,064,172
FNMA (TBA) (e)	6.000	4/1/2021	8,080,000	8,314,821
FNMA (TBA) (e)	6.000	4/1/2036	32,350,000	33,138,531
FNMA (TBA) (e)	6.500	4/1/2036	26,555,000	27,501,022
FNMA (TBA) (e)	5.500	5/1/2036	13,420,000	13,512,263
FNMA (TBA) (e)	6.500	5/1/2036	13,420,000	13,868,738
GNMA	9.000	2/15/2021	16,221	17,828
GNMA	8.000	8/15/2025	8,270	9,067
GNMA	8.000	11/15/2025	11,352	12,447
GNMA	8.000	5/15/2026	2,256	2,475

GNMA	8.000	11/15/2026		11,059	12,130
GNMA	6.000	1/15/2032		3,134	3,248
GNMA	6.500	7/15/2032		5,652	5,899
					236,438,425
Total Pass Thru Securities (Cost $278,868,498)					277,743,339

U.S. Treasury Obligations - 13.2%
U.S. Treasury Bond	9.125	5/15/2018		3,395,000	4,971,553
U.S. Treasury Bond (d)	4.500	2/15/2036		2,368,000	2,446,255
U.S. Treasury Bond (d)	5.000	5/15/2037		6,758,000	7,559,985
U.S. Treasury Note (b) (d)	5.125	6/30/2008		10,272,000	10,366,698
U.S. Treasury Note (b) (d)	5.000	7/31/2008		4,210,000	4,259,665
U.S. Treasury Note (b) (d)	3.375	9/15/2009		6,277,000	6,439,813
U.S. Treasury Note (d)	3.875	10/31/2012		6,190,000	6,580,261
U.S. Treasury Note (d)	3.625	12/31/2012		6,175,000	6,506,425
U.S. Treasury Note (d)	4.625	11/15/2016		6,001,000	6,620,789
U.S. Treasury Note (d)	4.750	8/15/2017		13,015,000	14,399,874
Total U.S. Treasury Obligations (Cost $69,010,691)					70,151,318
Foreign Denominated - 0.6%
Mexico - 0.6%
Mexican Bonos	9.000	12/20/2012	MXN	29,860,000	3,054,179
Mexican Bonos	10.000	11/20/2036		240,000	28,694
Mexican Fixed Rate Bonds	9.000	12/22/2011		555,000	54,992
TOTAL FOREIGN DENOMINATED (Cost $2,931,727)					3,137,865
TOTAL BONDS AND NOTES (Cost $681,780,128)					671,806,157

Convertible Preferred .Stock - 0.0%				Shares
AES Trust VII 6.00% CVT PFD			USD	1,450	71,956
CIT Group, Inc. 7.75% CVT PFD				1,025	12,300
TOTAL CONVERTIBLE STOCK (Cost $90,861)					84,256

PURCHASED OPTIONS - 0.1%				Contract Size
1 Yr Floor 3M Libor, Strike Price 2.50%, 10/19/2009				207,700	98,946
2 Yr Floor 3M Libor, Strike Price 2.50%, 1/13/2009				262,500	42,463
U.S. Treasury 5 Year Note, Strike Price 113.50%, 5/23/2008				320,000	487,500
TOTAL PURCHASED OPTIONS (Cost $438,362)					628,909

SHORT TERM INVESTMENTS - 12.2%
U.S. Treasury Bill - 0.3%		Maturity		Par Value
U.S. Treasury Bill (f) (Cost $1,414,714)	1.320	5/15/2008		1,417,000	1,414,714
U.S. Government Agency - 11.9%
FNMA Discount Note (f) (Cost $63,546,415)	1.660	5/13/2008		63,670,000	63,546,415
TOTAL SHORT TERM INVESTMENTS (Cost $64,961,129)					64,961,129

INVESTMENT OF CASH COLLATERAL - 3.3%				Shares
BlackRock Cash Strategies L.L.C. (c) (Cost $17,412,514)				17,412,514	17,412,514

TOTAL UNAFFILIATED INVESTMENTS (Cost $764,682,994)		754,892,965

AFFILIATED INVESTMENTS - 5.2%

Dreyfus Institutional Preferred Plus Money Market Fund (g)	6,870,662	6,870,662

Dreyfus Institutional Cash Advantage Fund (g)	20,814,796	20,814,796
TOTAL AFFILIATED INVESTMENTS ($27,685,458)		27,685,458

TOTAL INVESTMENTS--147.0% (Cost $792,368,452)		782,578,423
LIABILITIES IN EXCESS OF OTHER ASSETS--(47.0%)		(250,211,506)
NET ASSETS--100%		$532,366,917

Notes to Schedule of Investment:

144A-

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $48,201,070 or 9.1% of net assets.

AMBAC-	American Municipal Bond Assurance Corporation

CVT-	Convertible

FGLMC-	Federal Government Loan Mortgage Corporation

FHLMC-	Federal Home Loan Mortgage Company

FNMA-	Federal National Mortgage Association

FSA-	Financial Security Assurance

GNMA-	Government National Mortgage Association

GO-	General Obligation

GTD-	Guaranteed

MBIA-	Municipal Bond Investors Assurance Insurance Corporation

MXN-	Mexican New Peso

PFD-	Preferred

PSF-	Permanent School Fund

REIT-	Real Estate Investment Trust

TBA-	To Be Announced

USD-	United States Dollar

(a) Variable Rate Security; rate indicated as of March 31, 2008.

(b) Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts..

© Illiquid security. At the period end, the value of these securities amounted to $21,878,748 or 4.1%% of net assets.

(d) Security, or a portion of thereof, was on loan at March 31, 2008.

(e) Delayed delivery security.

(f) Rate noted is yield to maturity

(g) Affiliated institutional money market fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $792,368,452. Net unrealized depreciation on investments was $9,790,029 of which $6,346,995 related to appreciated investment securities and $16,137,024 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices		28,172,958	(411,205)
Level 2 - Other Significant Observable Inputs		736,992,951	(40,451)
Level 3 - Significant Unobservable Inputs		17,412,514	0
Total		782,578,423	(451,656)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Type	Valuation Level	Original Cost at Purchase ($)	Value at 12/31/2007 ($)	Purchase/Sell Proceeds ($)	Value at 3/31/2008 ($)
Cash Collateral	Level 3	22,489,858	22,489,858	(5,077,344)	17,412,514

At March 31, 2008, the Portfolio held the following futures contracts:

				Unrealized
			Underlying Face	Appreciation/
Contract	Position	Expiration Date	Amount at Value	(Depreciation)
U.S. 2 Year Treasury Note (124 Contracts)	Short	6/30/2008	$26,617,375	$(94,436)
U.S. 5 Year Treasury Note (65 Contracts)	Short	6/30/2008	7,425,234	20,233
U.S. 10 Year Treasury Note (4 Contracts)	Short	6/19/2008	475,813	(1,570)
U.S. Long Bond CBT (17 Contracts)	Short	6/19/2008	2,019,547	(20,547)
Euro- Bobl (182 Contracts)	Long	6/6/2008	31,712,176	(404,125)
Long Gilt (86 Contracts)	Long	6/26/2008	18,991,408	89,240
				$(411,205)

At March 31, 2008 the Fund held the following forward exchange contracts:

	Local			USD	Unrealized
	Principal	Contract	Value at	Amount	Appreciation/
Contracts to Deliver	Amount	Value Date	March 31, 2008	to Receive	(Depreciation)
China Renminlbi	34,000,000	3/26/2009	5,286,070	5,373,370	87,300
Japanese Yen	544,000,000	6/18/2008	5,483,427	5,554,421	70,994
Mexican Peso	31,440,000	6/18/2008	2,953,898	2,884,933	(68,965)
			13,723,395	13,812,724	89,329

	Local			USD	Unrealized
	Principal	Contract	Value at	Amount	Appreciation/
Contracts to Receive	Amount	Value Date	March 31, 2008	to Deliver	(Depreciation)
Brazilian Real	1,850,000	6/18/2008	1,039,277	1,044,903	(5,626)
Brazilian Real	850,000	6/18/2008	477,505	481,177	(3,672)
Brazilian Real	2,030,000	6/18/2008	1,140,395	1,148,840	(8,445)
Japanese Yen	544,000,000	6/18/2008	5,483,428	5,431,256	52,172
Malaysian Ringgit	17,240,000	3/26/2009	5,367,372	5,426,503	(59,131)
			13,507,977	13,532,679	(24,702)

At March 31, 2008 the Fund held the following open swap contracts:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	(Pay) /Receive Fixed Rate (%)	Expriration Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)
Citibank	CIT Group, 7.75%, 4/2/2012	Sell	14.500	9/20/2008	2,550,000	USD	(22,688)
Citibank	TJX Cos., 7.45%, 12/15/2009	Buy	(0.780)	3/20/2013	2,250,000	USD	(5,924)
Citibank	Century Tel, 7.875%, 8/15/2012	Buy	(1.160)	9/20/2015	853,000	USD	21,456
Citibank	Century Tel, 7.875%, 8/15/2012	Buy	(1.190)	9/20/2015	1,985,000	USD	46,220
Deutsche Bank	Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.530)	3/20/2013	2,140,000	USD	(13,477)
Deutsche Bank	Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.530)	3/20/2013	570,000	USD	(3,581)
Deutsche Bank	Kohls, 6.3%, 3/1/2011	Buy	(1.600)	3/20/2013	700,000	USD	4,622
Deutsche Bank	Republic of Panama, 8.875%, 9/30/2027	Buy	(1.890)	2/20/2013	2,750,000	USD	(22,000)
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.960)	6/20/2012	2,130,000	USD	995
Deutsche Bank	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Buy	(1.600)	3/20/2012	990,000	USD	17,643
Deutsche Bank	Telefonica Emisiones SAU, 4.375%, 2/2/2016	Buy	(0.650)	6/20/2009	775,000	USD	304
Deutsche Bank	Dow Jones CDX.NA.IG.9 Index	Buy	(0.800)	12/20/2017	5,410,000	USD	(32,024)
Goldman Sachs & Co.	Kohls, 6.3%, 3/1/2011	Buy	(1.680)	3/20/2013	580,000	USD	1,754
J.P. Morgan Chase Bank	Kohls, 6.3%, 3/1/2011	Buy	(1.550)	3/20/2013	600,000	USD	5,303
J.P. Morgan Chase Bank	Meadwestvaco, 6.85%, 2012	Buy	(1.100)	6/20/2017	2,860,000	USD	151,256
J.P. Morgan Chase Bank	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Buy	(1.700)	12/20/2011	390,000	USD	5,062
J.P. Morgan Chase Bank	Weatherford International, 4.95%, 10/15/2013	Buy	(0.920)	6/20/2013	1,005,000	USD	(1,299)
Lehman Brothers	Auto Receivable Backed, 2007-1, BBB Index	Sell	1.500	2/15/2014	1,410,000	USD	(263,475)
Morgan Stanley	Century Tel, 7.875%, 8/15/2012	Buy	(1.150)	9/20/2015	247,000	USD	6,367
Morgan Stanley	Goldman, Sachs & Co., 6.6%, 1/15/2012	Buy	(1.370)	6/20/2013	4,150,000	USD	14,280
Morgan Stanley	Kohls, 6.3%, 3/1/2011	Buy	(1.620)	3/20/2013	980,000	USD	5,594
UBS	Dow Chemical Co., 6%, 10/1/2012	Buy	(0.960)	3/20/2013	1,380,000	USD	(7,620)
UBS	Eastman Chemical Co., 7.6%, 2/1/2027	Buy	(0.970)	3/20/2013	5,500,000	USD	(13,846)
							(105,078.00)

The Fund held the following written option contracts at March 31, 2008:

Credit Default Swaptions:

Written Put Options
Description	CounterParty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Dow Jones CDX IG9 5Yr, Put, Exercise Rate 1.80%, 4/21/08	JPMorgan Chase	1.80%	4/21/2008	$4,110,000	$31,647	$11,508

Written Call Options
Description	CounterParty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Dow Jones CDX IG9 5Yr, call, Exercise Rate 1.80%, 4/21/08	JPMorgan Chase	1.80%	4/21/2008	$4,110,000	$49,731	$60,828

Interest Rate Swaptions:

Written Put Options
Description	CounterParty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
IRS 1month, 10Yr, Libor, Put	Deutsche Bank	4.2950%	4/3/2008	$5,500,000	$82,775	$82,718
IRS 1month, 5Yr, Libor, Put	Merrill Lynch	3.4950%	4/24/2008	10,810,000	111,343	54,025
IRS 1month, 10Yr, Libor, Put	Merrill Lynch	3.9399%	4/17/2008	5,400,000	91,530	97,303
IRS 1month, Libor, Put	Merrill Lynch	3.5099%	4/10/2008	10,870,000	115,222	21,879

Written Call Options
Description	CounterParty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
IRS 1month, 10Yr, Libor, Call	Deutsche Bank	4.2950%	4/3/2008	$5,500,000	$82,775	$16,084
IRS 1month, 5Yr, Libor, Call	Merrill Lynch	3.4950%	4/24/2008	10,810,000	111,343	137,002
IRS 1month, 10Yr, Libor, Call	Merrill Lynch	3.9399%	4/17/2008	5,400,000	91,530	29,038
IRS 1month, Libor, Call	Merrill Lynch	3.5099%	4/10/2008	10,870,000	115,222	119,762

At March 31, 2008, the Fund held the following forward rate agreement contracts:

			Notional	Unrealized
CounterParty	Description	Expiration Date	Amount	Depreciation
Citigroup	OTC contract to purchase a 3 month forward rate agreement on the 30yr MMD index, at the base rate of 5.16%.	5/29/2008	5,440,000	2,350
Goldman Sachs	OTC contract to purchase a 3 month forward rate agreement on the 30yr MMD index, at the base rate of 4.74%.	5/22/2008	1,500,000	(455)
Goldman Sachs	OTC contract to purchase a 3 month forward rate agreement on the 30yr MMD index, at the base rate of 4.73%.	5/22/2008	3,740,000	(1,193)

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Schedule of Investments - March 31, 2008 (Unaudited)

					Value($)
Security Description	Rate(%)	Maturity		Par Value	(Note 1A)
UNAFFILIATED INVESTMENTS - 106.4%

BONDS AND NOTES - 96.9%

Collateralized Mortgage Obligations - 8.0%
Government National Mortgage Association 2004-23 B	2.946	3/16/2019	USD	237,040	235,051
Government National Mortgage Association 2005-76 A	3.963	5/16/2030		270,116	271,299
Government National Mortgage Association 2005-79 A	3.998	10/16/2033		241,111	242,234
Government National Mortgage Association 2006-5 A	4.241	7/16/2029		249,202	251,422
Government National Mortgage Association 2006-9 A	4.201	8/16/2026		628,231	633,221
Government National Mortgage Association 2006-15 A	3.727	3/16/2027		296,237	296,488
Government National Mortgage Association 2006-19 A	3.387	6/16/2030		223,475	222,633
Government National Mortgage Association 2006-39 A	3.772	6/16/2025		305,001	305,448
Government National Mortgage Association 2006-67 A	3.947	10/6/2011		477,038	479,003
Government National Mortgage Association 2006-68 A	3.888	7/16/2026		231,434	232,197
Government National Mortgage Association 2007-34 A	4.272	11/16/2026		171,098	172,496
Total Collateralized Mortgage Obligations (Cost $3,229,857)					3,341,492

Corporate - 22.3%

Banking - 2.8%
Bank of America Capital Trust XIII (a)	3.200	3/15/2049		140,000	95,308
Chevy Chase Bank FSB	6.875	12/1/2013		120,000	112,200
Mizuho JGB Investment 144A (a)	9.870	8/30/2049		200,000	200,831
Northern Rock PLC 144A (a)	6.594	6/28/2049		230,000	121,900
Royal Bank of Scotland Group PLC 144A (a)	6.990	10/5/2049		200,000	169,780
SB Treasury Co. 144A (a)	9.400	12/29/2049		200,000	202,610
Sovereign Bancorp (a)	2.829	3/23/2010		75,000	71,814
Tokai PFD Capital Co. 144A CVT (a)	9.980	12/29/2049		195,000	195,889
					1,170,332

Communications - 1.5%
AT&T Inc. EMTN (TBA) (b)	6.125	4/2/2015		100,000	158,518
News America, Inc.	6.150	3/1/2037		210,000	198,373
Qwest Corp. (a)	6.050	6/15/2013		85,000	76,500
Telefonica Emisiones	6.421	6/20/2016		75,000	76,869

Time Warner Cable, Inc.	5.400	7/2/2012	60,000	58,952
Time Warner, Inc. (a)	3.300	11/13/2009	55,000	52,665
				621,877

Financial - 8.8%
Block Financial LLC	7.875	1/15/2013	405,000	434,910
Boston Properties, Inc. REIT	6.250	1/15/2013	85,000	87,608
Capmark Financial Group 144A	5.875	5/10/2012	110,000	69,693
CIT Group, Inc.	4.750	8/15/2008	226,000	208,084
Citigroup, Inc.	5.300	10/17/2012	135,000	135,337
Countrywide Financial Corp. (a)	2.819	3/24/2009	240,000	220,470
Countrywide Home Loan, Inc. (c)	3.250	5/21/2008	889,000	871,842
ERAC USA Finance Co. 144A	5.300	11/15/2008	190,000	190,881
General Electric Capital Corp.	5.625	9/15/2017	400,000	409,304
Lincoln National Corp. (a)	7.000	5/17/2066	170,000	155,886
Pricoa Global Funding 144A	5.400	10/18/2012	205,000	216,585
Simon Property Group LP REIT	5.750	5/1/2012	165,000	164,932
SLM Corp.	4.000	1/15/2009	415,000	373,676
Willis North America, Inc.	6.200	3/28/2017	100,000	99,795
				3,639,003

Health Care - 0.2%
Coventry Health Care, Inc.	5.950	3/15/2017	85,000	80,320

Industrial - 3.3%
Koninklijike KPN NV	8.000	10/1/2010	180,000	193,276
Kraft Foods, Inc.	6.875	2/1/2038	115,000	113,171
Mohawk Industries, Inc.	6.125	1/15/2016	170,000	166,876
Nordic Telecommunication Co. Holdings 144A	8.875	5/1/2016	90,000	87,300
Reed Elsevier Capital	4.625	6/15/2012	320,000	315,949
Rogers Wireless, Inc.	7.500	3/15/2015	45,000	47,277
SabMiller PLC 144A (a)	2.998	7/1/2009	75,000	75,217
Steel Dynamics, Inc. 144A	7.375	11/1/2012	60,000	60,600
Telefonica Emisiones SAU (a)	2.842	6/19/2009	235,000	228,890
Waste Management, Inc.	6.875	5/15/2009	100,000	102,588
				1,391,144
Public Utility - 0.7%
E.ON International Finance EMTN	5.500	10/2/2017	130,000	208,509
National Grid PLC	6.300	8/1/2016	75,000	77,043
				285,552
Services - 0.2%
Delhaize America Inc.	6.500	6/15/2017	75,000	77,453

Utilities - 4.8%
Appalachian Power Co.	7.000	4/1/2038	165,000	161,699
Consumers Energy Co.	5.375	4/15/2013	140,000	144,392
Duke Energy Corp. (c)	5.625	11/30/2012	96,000	102,070
Enel Finance International 144A	5.700	1/15/2013	100,000	103,504
Florida Power Corp.	6.350	9/15/2037	40,000	41,566
Jersey Central Power & Light Co.	6.400	5/15/2036	82,000	76,140
Kentucky Power Co. 144A	6.000	9/15/2017	210,000	210,292
MidAmerican Energy Co.	5.300	3/15/2018	225,000	224,821
Midamerican Energy Holdings Co.	6.500	9/15/2037	190,000	190,413
Niagara Mohawk Power Corp.	7.750	10/1/2008	75,000	76,316
Nisource Finance Corp.	6.400	3/15/2018	120,000	120,173
PSEG Power LLC	7.750	4/15/2011	90,000	96,968
Potomac Electric Power	6.500	11/15/2037	150,000	146,464
Public Service Co. of Colorado	7.875	10/1/2012	85,000	97,981
Virginia Electric Power Co.	5.950	9/15/2017	205,000	215,889
				2,008,688
Total Corporate Bonds (Cost $9,361,960)				9,274,369

Municipal - 0.5%
Tobacco Settlement Authority Michigan (Cost $194,988)	7.309	6/1/2034	195,000	189,398

Sovereign Bonds - 1.6%
Arab Republic of Egypt	0.000	7/18/2012	1,000,000	188,046
Argentina Bonos (a)	3.092	8/3/2012	270,000	143,708
Republic of Argentina	7.000	9/12/2013	290,000	238,960
Republic of South Africa	5.875	5/30/2022	120,000	110,400
Total Sovereign Bonds (Cost $745,026)				681,114

Pass-Thru Securities - 23.4%

Agency Pass-Thru Securities - 20.3%
FGLMC (TBA) (b)	5.500	4/14/2038	2,020,000	2,039,570
FHLMC	5.250	7/18/2011	600,000	645,145
FHLMC	6.000	9/1/2037	560,832	575,626
FNMA	5.500	1/1/2034	353,932	358,446
FNMA	5.000	1/1/2037	729,399	722,728
FNMA	5.000	2/1/2037	754,161	747,025
FNMA	5.000	3/1/2037	542,029	536,900
FNMA	6.000	2/1/2038	399,618	409,732
FNMA	5.500	3/1/2038	1,997,783	2,018,631
FNMA	6.000	3/1/2038	400,000	410,121
				8,463,924

Non-Agency Pass-Thru - 3.1%
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A2	5.389	10/15/2038		209,077	209,196
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.223	4/10/2040		210,000	207,705
Goldman Sachs Mortgage Securities Corp., 2007-EOP L 144A (a)	4.380	3/20/2020		140,000	117,600
Impac Secured Assets Corp. 2006-2 2A1 (a)	2.949	8/25/2036		308,253	219,834
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2	4.960	7/12/2038		200,000	198,162
Morgan Stanley Capital I 2006-IQ12 A1	5.257	12/15/2043		120,063	119,180
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.380	10/15/2041		219,539	216,739
					1,288,416
Total Pass-Thru Securities (Cost $9,784,616)					9,752,340

U.S. Treasury Obligations - 2.3%
U.S. Treasury Notes (c)	4.875	5/31/2011		215,000	234,652
U.S. Treasury Notes	4.625	2/15/2017		80,000	87,869
U.S. Treasury Notes (c)	4.250	11/15/2013		570,000	622,013
Total U.S. Treasury Obligations (Cost $935,371)					944,534

Foreign Denominated - 38.8%

Canada - 2.0%
Ontario Province	4.500	12/2/2012	CAD	825,000	835,096

Euro - 16.0%
Autostrade SpA EMTN (a)	4.879	6/9/2011	EUR	300,000	465,748
Bes Finance EMTN (a)	4.500	12/29/2049		95,000	124,127
BNP Paribas (a)	5.019	4/13/2049		50,000	65,942
Buoni Poliennali Des Tes	3.000	1/15/2010		685,000	1,067,346
Carrefour SA EMTN	5.125	10/10/2014		50,000	79,322
DNB Nor Bank ASA EMTN (a)	4.586	5/30/2017		100,000	145,229
Deutsche Bundesrepublik	4.250	1/4/2014		255,000	414,223
FCE Bank PLC EMTN (a)	5.728	9/30/2009		980,000	1,376,768
Finmeccanica SpA	4.875	3/24/2025		80,000	104,646
GE Capital European Funding EMTN (a)	4.499	5/4/2011		370,000	577,324
Holcim Finance Lux SA EMTN	4.375	6/23/2010		65,000	101,260
HSBC Capital Funding (a)	5.369	3/24/2049		75,000	106,306
HVB Funding Trust VIII (a)	7.055	3/28/2049		70,000	107,137
Koninkijke KPN	4.750	1/17/2017		75,000	104,079
MPS Capital Trust I (a)	7.990	2/7/2011		60,000	96,499
National Westminster Bank PLC EMTN (a)	6.625	10/29/2049		70,000	109,024
Netherlands Government Bond	4.000	1/15/2037		470,000	665,791
RBS Capital Trust (a)	6.467	6/30/2049		65,000	96,981
Societe Generale (a)	4.196	1/26/2049		80,000	102,928
Sogerim EMTN	7.250	4/20/2011		60,000	96,107

Repsol International Finance EMTN	4.625	10/8/2014		100,000	147,064
Schering-Plough	5.000	10/1/2010		50,000	78,829
Schering-Plough	5.375	10/1/2014		140,000	209,215
Telefonica Europe BV EMTN	5.125	2/14/2013		55,000	86,429
Veolia Environnement EMTN	4.875	5/28/2013		65,000	101,072
					6,629,396
Japan - 4.4%
Development Bank of Japan	1.050	6/20/2023	JPY	27,000,000	238,042
Japan Government	1.000	12/20/2012		36,000,000	365,685
Japan Government	1.100	12/10/2016		103,000,000	1,033,282
Japan Government	1.900	9/20/2023		10,000,000	101,820
Japan Government	1.700	6/20/2033		10,000,000	88,029
					1,826,858
Mexico - 1.0%
Mexican Fixed Rate Bonds	8.000	12/19/2013	MXP	4,410,000	426,062

United Kingdom - 15.4%
BAT International Finance PLC EMTN	6.375	12/12/2019	GBP	40,000	73,936
Northern Rock PLC EMTN (a)	5.625	1/13/2015		260,000	412,074
United Kingdom Gilt	4.250	3/7/2011		690,000	1,382,815
United Kingdom Gilt	8.000	9/27/2013		950,000	2,251,488
United Kingdom Gilt	5.000	9/7/2014		590,000	1,235,940
United Kingdom Gilt	4.000	9/7/2016		540,000	1,056,671
					6,412,924
Total Foreign Denominated (Cost $15,013,888)					16,130,336
Total Bonds and Notes (Cost $39,265,706)					40,313,583

CONVERTIBLE PREFERRED STOCKS - 0.2%				Shares
FNMA 5.375% CVT Pfd (Cost $100,000)				1	66,875

PURCHASED OPTION - 0.0%
				Contract Size
Put Option
Mexican Peso, Put, Strick Price 10.8615, 5/8/08 (Cost $16,660)				1,400,000	4,340

SHORT-TERM INVESTMENTS - 6.2%
				Par Value
Federal Agency Bonds - 5.5%
FHLB Discount Note (d) (e)	2.000	5/8/2008		200,000	199,599
FNMA Discount Note (d) (e)	2.150	4/14/2008		2,100,000	2,098,369
Total Federal Agency Bonds (Cost $2,297,968)					2,297,968

U.S. Treasury Bill - 0.7%
U.S. Treasury Bill (d) (e) (Cost $298,518)	1.320	5/15/2008	299,000	298,518
Total Short Term Investments (Cost $2,596,486)				2,596,486

INVESTMENT OF CASH COLLATERAL - 3.1%			Shares
BlackRock Cash Strategies L.L.C. (f) (Cost $1,304,325)			1,304,325	1,304,325
TOTAL UNAFFILIATED INVESTMENTS (Cost 43,283,177)				44,285,609

AFFILIATED INVESTMENTS - 0.5%
Dreyfus Institutional Preferred Plus Money Market Fund (g)			105,392	105,392
Dreyfus Institutional Cash Advantage Fund (g)				86,745
TOTAL AFFILIATED INVESTMENTS ($192,137)				192,137

TOTAL INVESTMENTS - 106.9% (Cost $43,475,314)				44,477,746

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9%)				(2,866,380)

NET ASSETS - 100%				$41,611,366

Notes to Schedule of Investments:

144A- Securities exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,022,682 or
4.9% of net assets.
CAD - Canadian Dollar
CVT-Convertible
EMTN- Euro Medium term note
EUR- Euro
FGLMC- Federal Government Loan Mortgage Corporation
FHLB- Federal Home Loan Bank
FHLMC- Federal Home Loan Mortgage Company
FNMA- Federal National Mortgage Association
GBP- British Pound
JPY- Japanese Yen
MXN - Mexican New Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PFD- Preferred
REIT - Real Estate Investment Trust
TBA - To be announced
THB - Thai Baht
USD - United States Dollar
(a) Variable Rate Security; rate indicated is as of March 31, 2008.
(b) Delayed delivery security.

(c) Security, or a portion of thereof, was on loan at March 31, 2008.
(d) Rate denoted is yield to maturity.
(e) Denotes all or part of security segregated as collateral.
(f) Illiquid security. At period end, the value of these securities amounted to $1,391,070 or 3.3% of net assets.
(g) Affiliated money market fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $43,475,314. Net unrealized appreciation on investments was $1,002,432 of which $1,498,166 related to appreciated investment securities and $495,734 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices		192,137	(201,838)
Level 2 - Other Significant Observable Inputs		42,981,284	398,622
Level 3 - Significant Unobservable Inputs		1,304,325	0
Total		44,477,746	196,784

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Type	Valuation Level	Original Cost at Purchase ($)	Value at 3/31/2008 ($)
Cash Collateral	Level 3	1,657,140	1,304,325

At March 31, 2008 the Fund held the following futures contracts:

				Unrealized
			Underlying Face	Appreciation/
Contract	Position	Expiration Date	Amount at Value	(Depreciation)
U.S. 2 Year Treasury Note (4 Contracts)	Long	6/30/2008	$828,625	$3,367
U.S. 5 Year Treasury Note (26 Contracts)	Long	6/30/2008	2,970,094	24,563
U.S. 10 Year Treasury Note (23 Contracts)	Short	6/20/2008	2,735,922	(114,118)
U.S. Long Bond CBT (6 Contracts)	Short	6/19/2008	712,781	(4,401)
EURO - Bobl (33 Contracts)	Long	6/6/2008	5,750,010	(73,024)
EURO - Bund (21 Contracts)	Long	6/6/2008	3,844,563	(38,225)
				$(201,838)

At March 31, 2008 the Fund held the following forward exchange contracts:

	Local		Unrealized
	Principal	Contract	Appreciation
Contracts to Deliver	Amount	Value Date	(Depreciation)
Canadian Dollar	850,000	6/18/2008	33,763
Canadian Dollar	400,000	6/19/2008	15,888
China Renminlbi	2,820,000	3/26/2009	6,362
Columbian Peso	796,200,000	6/18/2008	(8,196)
Euro	690,000	6/18/2008	(41,513)
Euro	195,000	6/18/2008	(9,074)
Euro	3,288,000	6/18/2008	(152,333)
Euro	370,000	6/18/2008	(17,878)
Euro	30,000	6/18/2008	(697)
Euro	270,000	6/18/2008	(1,088)
Euro	100,000	6/18/2008	21
Euro	100,000	6/18/2008	(321)
British Pounds	2,385,000	6/18/2008	73,030
British Pounds	190,000	6/18/2008	5,818
British Pounds	950,000	6/18/2008	28,472
British Pounds	460,000	6/18/2008	13,700
British Pounds	210,000	6/18/2008	6,431
British Pounds	600,000	6/18/2008	27,714
Japanese Yen	15,440,000	6/18/2008	(5,100)
Japanese Yen	29,700,000	6/18/2008	(9,711)
Japanese Yen	152,350,000	6/18/2008	(40,099)
Japanese Yen	44,000,000	6/18/2008	5,742

Japanese Yen	3,300,000	6/18/2008	431
Mexican Peso	4,560,000	6/18/2008	(10,003)
New Zealand Dollar	510,000	6/18/2008	6,110
Swedish Krona,	1,850,000	6/18/2008	(7,007)
			(79,538)

	Local		Unrealized
	Principal	Contract	Appreciation
Contracts to Receive	Amount	Value Date	(Depreciation)
Australian Dollar	460,000	6/18/2008	(2,822)
Brazilian Real	170,000	4/7/2008	(3,954)
Brazilian Real	730,000	6/18/2008	(9,206)
Brazilian Real	150,000	6/18/2008	(456)
Brazilian Real	60,000	6/18/2008	(259)
Brazilian Real	160,000	6/18/2008	(666)
Chilean Peso	47,000,000	4/7/2008	4,507
Columbian Peso	193,000,000	4/7/2008	(343)
Czech Republic Koruna	1,700,000	4/7/2008	2,587
Euro	93,685	3/31/2008	(28)
Euro	99,901	4/3/2008	342
Euro	400,000	6/18/2008	19,328
Euro	80,000	6/18/2008	2,595
Euro	510,000	6/18/2008	19,617
British Pound	740,000	6/18/2008	3,048
Japanese Yen	44,000,000	6/18/2008	14,533
Japanese Yen	40,560,000	6/18/2008	10,676
Japanese Yen	82,400,000	6/18/2008	3,783
Malaysian Ringgit	660,000	6/18/2008	(2,627)
Malaysian Ringgit	1,320,000	3/26/2009	(3,159)
Polish Zloty	240,000	4/7/2008	4,508
Russian Ruble	14,500,000	6/18/2008	3,838
Russian Ruble	12,000,000	6/18/2008	4,012
Saudi Arabia Riyal	630,000	6/18/2008	(110)
Saudi Arabia Riyal	910,000	6/18/2008	58
Swedish Krona	1,820,000	6/18/2008	8,831
			78,633

The Fund held the folowing cross currency contracts at March 31, 2008:

	Value at	In	Unrealized
Contracts to Deliver	March 31, 2008	Exchange for	Gain/(Loss)
New Zealand Dollar	364,306	Australian Dollar	854

At March 31, 2008 the Fund held the following open swap contracts:

				Unrealized
Reference	Buy/Sell	(Pay) /Receive	Expriration	Appreciation
Entity	Protection	Fixed Rate (%)	Date	(Depreciation) ($)
Republic of Panama, 8.875%, 9/30/2027	Buy	(2.390)	2/20/2018	(4,920)
Altria Group, 7%, 11/4/2013	Buy	(0.270)	12/20/2011	9,327
CIT Group, 7.75%, 4/2/2012	Sell	14.500	9/20/2008	(3,647)
Northern Tobacco, 5%, 6/1/2046	Sell	1.350	12/20/2011	(18,124)
Southern California Tobacco, 5%, 6/1/2037	Sell	1.350	12/20/2011	(18,124)
Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.960)	6/20/2012	149
Republic of Columbia, 10.375%, 1/28/2033	Buy	(2.575)	3/20/2018	(3,329)
Republic of the Philippines, 10.625%, 3/16/2025	Buy	(2.780)	3/20/2018	2,047
Telefonica Emisiones SAU, 4.375%, 2/2/2016	Buy	(0.650)	6/20/2009	92
Capital One Financial, 6.25%, 11/15/2013	Buy	(3.300)	6/20/2013	222
Block Financial, 5.125%, 10/30/2014	Buy	(1.900)	9/20/2012	(457)
Block Financial, 5.125%, 10/30/2014	Buy	(2.250)	12/20/2012	(165)
Capital One Financial, 6.25%, 11/15/2013	Buy	(2.350)	12/20/2012	4,426
Dow Jones CDX.NA.IG.9 Index	Sell	0.600	12/20/2012	9,699
Dow Jones CDX.NA.IG.9 Index	Sell	0.600	12/20/2012	16,478
Republic of the Philippines, 10.625%, 3/16/2025	Buy	(2.480)	9/20/2017	5,064
Russian Federation, 7.5%, 3/31/2030	Sell	0.670	8/20/2012	(5,955)
Russian Federation, 7.5%, 3/31/2030	Sell	0.800	8/20/2012	(8,730)
Block Financial, 5.125%, 10/30/2014	Buy	(2.325)	12/20/2012	(789)
Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.590)	3/20/2013	(3,752)

				Unrealized
Reference	Pay /Receive			Appreciation
Entity	Flotaing Rate	Fixed Rate (%)	Expriration	(Depreciation) ($)
EUR - 6 Month Euribor	Receive	4.1595	1/19/2012	(368)
JPY- 6 Month Yenibor	Pay	1.3600	1/19/2012	34,567
MYR - 3 Month Kilbor	Pay	4.1600	10/31/2011	3,426
NZD - 3 Month Libor	Pay	8.0475	6/21/2012	12,193
THB - 6 Month Thibor	Pay	5.1800	11/2/2011	15,479
USD - 3 Month Libor	Pay	4.8975	8/24/2009	197,895
NZD - 3 Month Libor	Pay	7.8750	5/18/2010	32,447
JPY- 6 Month Yenibor	Pay	0.8775	5/11/2008	(3,823)
JPY- 6 Month Yenibor	Pay	2.5125	6/6/2026	127,345

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund
Schedule of Investments - March 31, 2008 (Unaudited)

				Par	Value ($)
Security Description	Rate(%)	Maturity		Value	(Note 1A)
UNAFFILIATED INVESTMENTS - 98.1%

BONDS AND NOTES - 91.8%

Collateralized Mortgage Bonds - 3.3%
GNMA 2004-23 B	2.946	3/16/2019	USD	474,080	470,103
GNMA 2005-76 A	3.963	5/16/2030		544,972	547,358
GNMA 2005-79 A	3.998	10/16/2033		486,452	488,718
GNMA 2006-67 A	3.947	10/6/2011		934,605	938,455
GNMA 2006-68 A	3.888	7/16/2026		462,868	464,394
GNMA 2007-34 A	4.272	11/16/2026		386,192	389,347
Total Collateralized Mortgage Obligations (Cost $3,202,049)					3,298,375

Corporate - 19.1%
Banking - 3.3%
Bank of America Capital Trust XIII (a)	3.200	3/15/2049		330,000	224,654
BES Finance Ltd. EMTN (a)	4.500	12/16/2023		180,000	235,189
Chevy Chase Bank FSB	6.875	12/1/2013		150,000	140,250
Citigroup, Inc.	5.300	10/17/2012		340,000	340,849
HVB Funding Trust VIII (a)	7.055	3/28/2049		160,000	244,885
Mizuho JGB Investment 144A (a)	9.870	8/30/2049		500,000	502,078
Northern Rock PLC 144A (a)	6.594	6/28/2049		485,000	257,050
Royal Bank of Scotland Group PLC 144A (a)	6.990	10/5/2049		220,000	186,758
SB Treasury Co. 144A (a)	9.400	6/30/2049		500,000	506,526
Sovereign Bancorp (a)	2.829	3/23/2010		200,000	191,505
Tokai PFD Capital Co. 144A CVT (a)	9.980	6/30/2049		490,000	492,233
					3,321,977

Communications - 0.9%
AT&T Inc. EMTN (TBA) (b)	0.000	4/2/2015		200,000	317,035
News America, Inc.	6.150	3/1/2037		270,000	255,051
Qwest Corp. (a)	6.050	6/15/2013		170,000	153,000
Time Warner Cable, Inc.	5.400	7/2/2012		155,000	152,292
					877,378

Finance - 7.6%
Block Financial LLC	7.875	1/15/2013		995,000	1,068,483
Capmark Financial Group 144A	5.875	5/10/2012		250,000	158,394
CIT Group, Inc.	4.750	8/15/2008		538,000	495,351
Countrywide Financial Corp. (a)	2.819	3/24/2009		570,000	523,615
Countrywide Home Loan, Inc. (c)	3.250	5/21/2008		2,162,000	2,120,273
Erac USA Finance Co. 144A	5.300	11/15/2008		490,000	492,272

General Electric Capital Corp.	5.625	9/15/2017	1,020,000	1,043,724
Pricoa Global Funding 144A	5.400	10/18/2012	515,000	544,105
SLM Corp.	4.000	1/15/2009	1,010,000	909,429
Willis North America, Inc.	6.200	3/28/2017	235,000	234,517
				7,590,163

Health Care - 0.2%
Coventry Health Care, Inc.	5.950	3/15/2017	195,000	184,263

Industrials - 3.4%
Kraft Foods, Inc.	6.875	2/1/2038	285,000	280,467
Nordic Telecommunication Co. Holdings 144A	8.875	5/1/2016	210,000	203,700
Reed Elsevier Capital	4.625	6/15/2012	770,000	760,252
Repsol International Finance EMTN	0.000	10/8/2014	255,000	375,014
Rogers Wireless, Inc.	7.500	3/15/2015	255,000	267,905
SabMiller PLC 144A (a)	5.029	7/1/2009	200,000	200,579
Schering-Plough	0.000	10/1/2010	85,000	134,009
Schering-Plough	0.000	10/1/2014	350,000	523,038
Steel Dynamics, Inc. 144A	7.375	11/1/2012	155,000	156,550
Telefonica Emisiones SAU (a)	2.842	6/19/2009	560,000	545,439
				3,446,953

Public Utility - 0.7%
E.ON International Finance EMTN	0.000	10/2/2017	335,000	537,312
National Grid PLC	6.300	8/1/2016	195,000	200,312
				737,624
Services - 0.2%
Delhaize America Inc.	6.500	6/15/2017	200,000	206,541

Utilities - 2.8%
Appalachian Power Co.	7.000	4/1/2038	395,000	387,098
Enel Finance International 144A	5.700	1/15/2013	190,000	196,658
Kentucky Power Co. 144A	6.000	9/15/2017	540,000	540,750
MidAmerican Energy Co.	5.300	3/15/2018	550,000	549,562
Midamerican Energy Holdings Co.	6.500	9/15/2037	250,000	250,544
Nisource Finance Corp. (a)	3.663	11/23/2009	200,000	194,146
Potomac Electric Power	6.500	11/15/2037	365,000	356,397
Virginia Electric Power Co.	5.950	9/15/2017	280,000	294,872
				2,770,027
Total Corporate Bonds (Cost $19,234,490)				19,134,926

Sovereign Bonds - 1.5%
Arab Republic of Egypt 144A	8.750	7/18/2012	2,600,000	488,920
Republic of Argentina (a)	3.092	8/3/2012	705,000	375,236
Republic of Argentina	7.000	9/12/2013	490,000	403,760
Republic of South Africa	5.875	5/30/2022	280,000	257,600
Total Sovereign Bonds (Cost $1,644,033)				1,525,516

Foreign Denominated - 64.9%

Canada - 2.2%
Ontario Province	4.500	12/2/2012	CAD	2,220,000	2,247,169

Euro - 20.3%
Atlantia SpA EMTN (a)	4.879	6/9/2011	EUR	500,000	776,246
BNP Paribas (a)	5.019	4/13/2049		200,000	263,767
Buoni Poliennali Des Tes	3.000	1/15/2010		2,105,000	3,279,946
Carrefour SA EMTN	5.125	10/10/2014		200,000	317,287
Citigroup Inc. EMTN (a)	4.537	6/3/2011		675,000	1,005,038
Deutsche Bundesrepublik	5.000	7/4/2011		525,000	863,966
Deutsche Bundesrepublik	4.250	1/4/2014		610,000	990,886
Deutsche Bundesrepublik	3.500	1/4/2016		140,000	215,845
Deutsche Cap Trust IV (a)	5.330	9/29/2049		290,000	403,144
Deutsche Republic	4.500	1/4/2013		85,000	139,399
Deutsche Republic	4.750	7/4/2034		2,995,000	4,858,326
DNB Nor Bank ASA EMTN (a)	4.870	5/30/2017		250,000	363,073
FCE Bank PLC EMTN (a)	5.730	9/30/2009		2,400,000	3,371,676
HSBC Capital Funding LP (a)	5.368	3/24/2049		175,000	248,047
Koninklijke KPN	4.750	1/17/2017		175,000	242,851
MPS Capital Trust I (a)	7.990	2/7/2011		550,000	884,575
Northern Rock PLC EMTN (a)	5.625	1/13/2015		635,000	1,006,411
RBS Capital Trust (a)	6.467	6/30/2049		170,000	253,642
Sogerim EMTN	7.250	4/20/2011		195,000	312,349
Societe Generale (a)	4.196	12/16/2023		190,000	244,453
Telefonica Europe BV EMTN	5.125	2/14/2013		145,000	227,859
					20,268,786

Japan - 16.1%
Development Bank of Japan	1.600	6/20/2014	JPY	160,000,000	1,667,596
Development Bank of Japan	1.700	9/20/2022		499,000,000	4,873,637
Development Bank of Japan	1.050	6/20/2023		65,000,000	573,064
European Investment Bank	1.400	6/20/2017		185,700,000	1,890,600
European Investment Bank (d)	1.900	1/26/2026		110,000,000	1,117,512
Japan Finance Corp.	1.350	11/26/2013		70,000,000	724,684
Japan Government	1.000	12/20/2012		126,000,000	1,279,896
Japan Government	1.100	12/10/2016		306,000,000	3,069,750
Japan Government	1.900	9/20/2023		38,000,000	386,916
Japan Government	1.700	6/20/2033		57,000,000	501,766
					16,085,421

Mexico - 1.4%
Mexican Fixed Rate Bonds	8.000	12/19/2013	MXN	14,700,000	1,420,206

Sweden - 3.4%
Swedish Government	5.250	3/15/2011	SEK	19,700,000	3,449,465

United Kingdom - 21.5%

BAT International Finance PLC EMTN	6.375	12/12/2019	GBP	155,000	286,500
National Grid Gas Holdings	7.000	12/16/2024		140,000	292,869
United Kingdom Gilt	4.750	6/7/2010		1,280,000	2,584,727
United Kingdom Gilt	4.250	3/7/2011		1,270,000	2,545,181
United Kingdom Gilt	5.000	3/7/2012		1,420,000	2,930,739
United Kingdom Gilt	8.000	9/27/2013		3,610,000	8,555,655
United Kingdom Gilt	5.000	9/7/2014		1,175,000	2,461,405
United Kingdom Gilt	4.000	9/7/2016		995,000	1,947,015
					21,604,091
Total Foreign Denominated (Cost $58,848,480)					65,075,138

Pass Thru Securities - 2.5%

Non-Agency Pass Thru Securities - 1.5%
Goldman Sachs Mortgage Securities Corp., 2007-EOP L 144A (a)	4.380	3/20/2020	USD	360,000	302,400
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2	4.960	7/12/2038		475,000	470,635
Morgan Stanley Capital I 2006-IQ12 A1	5.257	12/15/2043		231,847	230,141
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.380	10/15/2041		518,909	512,292
					1,515,468
Agency Pass Thru Securities - 1.0%
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A2	5.389	10/15/2038		496,558	496,841
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.223	4/10/2040		515,000	509,372
					1,006,213
Total Pass Thru (Cost $2,604,915)					2,521,681

U.S. Treasury Obligations - 0.5%
U.S. Treasury Note	4.875	5/31/2011		290,000	316,508
U.S. Treasury Note	4.625	2/15/2017		210,000	230,655
Total U.S. Treasury Obligations (Cost $542,566)					547,163
TOTAL BONDS AND NOTES (Cost $86,076,533)					92,102,799
				Contract
PURCHASED OPTIONS - 0.0%				Size
Put Options - 0.0%
Mexican Peso, Put, Strick Price 10.8615, 5/8/2008 (Cost $40,460)				3,400,000	10,540

				Par
SHORT-TERM INVESTMENTS - 5.7%				Value
Federal Agency Bond - 4.9%
FHLB Discount Note (e)	2.000	5/8/2008		525,000	523,947
FNMA Discount Note (e)	1.500	4/21/2008		850,000	849,292
FNMA Discount Note (e)	2.640	4/30/2008		3,575,000	3,567,397
Total Federal Agency Bonds (Cost $4,940,636)					4,940,636

U.S. Treasury Bill - 0.8%
U.S. Treasury Bill (e) (Cost $791,721)	1.320	5/15/2008		793,000	791,721
TOTAL SHORT-TERM INVESTMENTS (Cost $5,732,357)					5,732,357

INVESTMENT OF CASH COLLATERAL - 0.6%				Shares

BlackRock Cash Strageties L.L.C. (d) (Cost $543,480)	543,480	543,480
TOTAL UNAFFILIATED INVESTMENTS (Cost $92,392,830)		98,389,176

AFFILIATED INVESTMENTS - 2.3%

Dreyfus Institutional Preferred Plus Money Market Fund (f)	662,150	662,150
Dreyfus Institutional Cash Advantage Fund (f)	1,661,760	1,661,760
TOTAL AFFILIATED INVESTMENTS (cost $2,323,910)		2,323,910

TOTAL INVESTMENTS--100.4% (Cost $94,716,740)		100,713,086
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4%)		(370,928)
NET ASSET--100%		100,342,158

Notes to Schedule of Investments:

144A-	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At the period end, the value of these securities amounted to $5,228,973 or 5.2% of net assets.

CAD-	Canadian Dollar
CVT-	Convertible
EMTN-	Euro Medium Term Note
EUR-	Euro
FHLB-	Federal Home Loan Bank
FNMA-	Federal National Mortgage Association
GBP-	British Pound
GNMA-	Government National Mortgage Association
JPY-	Japanese Yen
MXN-	Mexican New Peso
MYR-	Malaysian Ringgit
NZD-	New Zealand Dollar
PFD-	Preferred
SEK-	Swedish Krona
TBA-	To Be Announced
THB-	Thai Baht
USD-	United States Dollar
(a)	Variable Rate Security; rate indicated is as of March 31, 2008.
(b)	Delayed delivery security.
(c)	Security, or a portion of thereof, was on loan at March 31, 2008.
(d)	Illiquid security. At period end, the value fo these securities amounted to $1,660,992 or 1.7% of net assets.
(e)	Rate noted is yield to maturity.
(f)	Affiliated money market fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $94,716,740. Net unrealized appreciation on investments was $5,996,346 of which $6,715,157 related to appreciated investment securities and $718,811 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices		2,323,910	(605,345)
Level 2 - Other Significant Observable Inputs		97,845,696	594,768
Level 3 - Significant Unobservable Inputs		543,480	0
Total		100,713,086	(10,577)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Type	Valuation Level	Original Cost at Purchase ($)	Value at 12/31/2007 ($)	Purchase/Sell Proceeds ($)	Value at 3/31/2008 ($)
Cash Collateral	Level 3	733,732	733,732	(190,252)	543,480

At March 31, 2008 the Fund held the following futures contracts:

			Underlying Face	Unrealized
Contract	Position	Expiration Date	Amount at Value	(Depreciation)
U.S. 2 Year Treasury (29 Contracts)	Short	6/30/2008	$6,225,031	$(37,211)
U.S. 5 Year Treasury (7 Contracts)	Short	6/30/2008	799,641	(1,828)
U.S. 10 Year Treasury (7 Contracts)	Short	6/19/2008	832,672	(34,685)
U.S. Long Bond CBT (46 Contracts)	Short	6/19/2008	5,464,656	(134,080)
Euro- Bobl (126 Contracts)	Long	6/6/2008	21,954,583	(279,225)
Euro- Bund (65 Contracts)	Long	6/6/2008	11,899,838	(118,316)
				$(605,345)

At March 31, 2008 the Fund held the following open swap contracts:

Standish Mellon International Fixed Income Fund							Unrealized
Credit Default Swaps	Reference	Buy/Sell	(Pay) /Receive		Notional		Appreciation /
Counterparty	Entity	Protection	Fixed Rate (%)	Expriration	Amount		(Depreciation) ($)
Barclays	Block Financial, 5.125%, 10/30/2014	Buy	(2.3000)	12/20/2012	15,000	USD	(280)
Barclays	Republic of Panama, 8.875%, 9/30/2027	Buy	(2.3900)	2/20/2018	740,000	USD	(11,744)
Citibank	CIT Group, 7.75%, 4/2/2012	Sell	14.5000	9/20/2008	1,000,000	USD	(8,897)
Citibank	Altria Group, 7%, 11/4/2013	Buy	(0.2700)	12/20/2011	1,390,000	USD	18,007
Citibank	Northern Tobacco, 5%, 6/1/2046	Sell	1.3500	12/20/2011	695,000	USD	(34,989)
Citibank	Southern California Tobacco, 5%, 6/1/2037	Sell	1.3500	12/20/2011	695,000	USD	(34,989)
Deutsche	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.9600)	6/20/2012	770,000	USD	360
Deutsche	Republic of Columbia, 10.375%, 1/28/2033	Buy	(2.5750)	3/20/2018	980,000	USD	(7,958)
Deutsche	Republic of the Philippines, 10.625%, 3/16/2025	Buy	(2.7800)	3/20/2018	490,000	USD	4,558
Deutsche	Telefonica Emisiones SAU, 4.375%, 2/2/2016	Buy	(0.6500)	6/20/2009	560,000	USD	219
Goldman, Sachs & Co.	Capital One Financial, 6.25%, 11/15/2013	Buy	(3.3000)	6/20/2013	167,000	USD	588
JPMorgan	Capital One Financial, 6.25%, 11/15/2013	Buy	(2.3500)	12/20/2012	268,000	USD	11,086
JPMorgan	Dow Jones CDX.NA.IG.9 Index	Sell	0.6000	12/20/2012	2,540,000	USD	23,352
JPMorgan	Dow Jones CDX.NA.IG.9 Index	Sell	0.6000	12/20/2012	5,020,000	USD	39,578
JPMorgan	Republic of the Philippines, 10.625%, 3/16/2025	Buy	(2.4800)	9/20/2017	500,000	USD	13,327
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(1.9000)	9/20/2012	940,000	USD	(1,193)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.2500)	12/20/2012	10,000	USD	(166)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.8000)	12/20/2012	15,000	USD	(596)
JPMorgan	Russian Federation, 7.5%, 3/31/2030	Sell	0.6700	8/20/2012	540,000	USD	(15,312)
JPMorgan	Russian Federation, 7.5%, 3/31/2030	Sell	0.8000	8/20/2012	1,000,000	USD	(22,976)
Morgan Stanley	Block Financial, 5.125%, 10/30/2014	Buy	(2.3250)	12/20/2012	60,000	USD	(1,183)
Morgan Stanley	Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.5900)	3/20/2013	990,000	USD	(9,059)

							Unrealized
Interest Rate Swaps	Reference	Floating Rate			Notional		Appreciation /
Counterparty	Entity	Index	Fixed Rate (%)	Expriration	Amount		(Depreciation) ($)
JPMorgan	USD - 3 Month Libor	Pay	4.8975	8/24/2009	15,300,000	USD	520,241
JPMorgan	JPY- 6 Month Yenibor	Pay	1.3600	1/19/2012	595,000,000	JPY	93,915
JPMorgan	JPY- 6 Month Yenibor	Pay	2.0750	7/28/2016	304,000,000	JPY	195,996
JPMorgan	MYR - 3 Month Kilbor	Pay	4.1600	10/31/2011	1,659,613	MYR	6,777
JPMorgan	NZD - 3 Month Libor	Pay	8.0475	6/21/2012	2,210,000	NZD	47,420
JPMorgan	THB - 6 Month Thibor	Pay	5.1800	11/2/2011	16,744,000	THB	30,622
Morgan Stanley	NZD - 3 Month Libor	Pay	7.8750	5/18/2010	5,900,000	NZD	67,172
UBS AG	JPY- 6 Month Yenibor	Pay	0.8775	5/11/2008	1,336,000,000	JPY	(6,400)
UBS AG	JPY- 6 Month Yenibor	Pay	2.5125	6/6/2026	246,000,000	JPY	224,407

At March 31, 2008 the Fund held the following forward exchange contracts:

	Local			USD	Unrealized
	Principal	Contract	Value at	Amount	Appreciation/
Contracts to Deliver	Amount	Value Date	March 31, 2008	to Receive	(Depreciation)
Canadian Dollar	2,280,000	6/18/2008	2,218,131	2,308,697	90,566
Canadian Dollar	970,000	6/19/2008	943,661	982,189	38,528
China Renminlbi	6,790,000	3/26/2009	1,055,659	1,070,978	15,319
Columbian Peso	1,895,600,000	6/18/2008	1,017,723	998,210	(19,513)
Euro	251,890	4/1/2008	397,594	396,726	(868)
Euro	1,600,000	6/18/2008	2,516,416	2,420,152	(96,264)

Euro	500,000	6/18/2008	786,380	764,510	(21,870)
Euro	60,000	6/18/2008	94,366	91,574	(2,792)
Euro	10,960,000	6/18/2008	17,237,451	16,729,673	(507,778)
Euro	20,000	6/18/2008	31,455	30,489	(966)
Euro	40,000	6/18/2008	62,911	61,981	(930)
Euro	640,000	6/18/2008	1,006,566	1,003,987	(2,579)
Euro	230,000	6/18/2008	361,735	361,783	48
Euro	200,000	6/18/2008	314,552	313,910	(642)
British Pounds	2,360,000	6/18/2008	4,653,045	4,723,776	70,731
British Pounds	1,180,000	6/18/2008	2,326,523	2,361,664	35,141
British Pounds	500,000	6/18/2008	985,815	1,001,125	15,310
British Pounds	9,131,000	6/18/2008	18,002,947	18,282,545	279,598
British Pounds	490,000	6/18/2008	966,099	981,103	15,004
British Pounds	1,470,000	6/18/2008	2,898,295	2,966,195	67,900
Japanese Yen	895,250,000	6/18/2008	9,023,967	8,728,271	(295,696)
Japanese Yen	569,910,000	6/18/2008	5,744,596	5,558,254	(186,342)
Japanese Yen	246,540,000	6/18/2008	2,485,081	2,420,191	(64,890)
Japanese Yen	800,000	6/18/2008	8,064	8,168	104
Japanese Yen	107,000,000	6/18/2008	1,078,542	1,092,506	13,964
Mexican Peso	15,180,000	6/18/2008	1,426,214	1,392,916	(33,298)
New Zealand Dollar	1,310,000	6/18/2008	1,015,406	1,031,101	15,695
Swedish Krona,	20,560,000	6/18/2008	3,446,771	3,368,890	(77,881)
			82,105,965	81,451,564	(654,401)

	Local			USD	Unrealized
	Principal	Contract	Value at	Amount	Appreciation/
Contracts to Receive	Amount	Value Date	March 31, 2008	to Deliver	(Depreciation)
Australian Dollar	842,221	6/18/2008	761,398	785,792	(24,394)
Brazilian Real	410,000	4/7/2008	233,501	243,035	(9,534)
Brazilian Real	1,738,000	6/18/2008	976,358	998,277	(21,919)
Brazilian Real	380,000	6/18/2008	213,473	215,054	(1,581)
Brazilian Real	160,000	6/18/2008	89,883	90,575	(692)
Brazilian Real	350,000	6/18/2008	196,620	197,684	(1,064)
Chilean Peso	112,000,000	4/7/2008	256,380	245,641	10,739
Columbian Peso	457,000,000	4/7/2008	249,395	250,205	(810)
Czech Republic Koruna	4,000,000	4/7/2008	250,764	244,678	6,086
Euro	224,844	3/31/2008	354,916	354,983	(67)
Euro	199,802	4/3/2008	315,355	314,670	685
Euro	790,000	6/18/2008	1,242,480	1,204,308	38,172
Euro	20,000	6/18/2008	31,455	30,806	649
Euro	150,000	6/18/2008	235,914	231,233	4,681
Euro	20,000	6/18/2008	31,455	31,016	439
Euro	250,000	6/18/2008	393,190	392,388	802
British Pound	1,810,000	6/18/2008	3,568,649	3,561,193	7,456
Japanese Yen	107,000,000	6/18/2008	1,078,542	1,043,200	35,342
Japanese Yen	92,440,000	6/18/2008	931,779	907,449	24,330
Japanese Yen	195,300,000	6/18/2008	1,968,591	1,959,624	8,967

Malaysian Ringgit	1,670,000	6/18/2008	521,834	528,481	(6,647)
Malaysian Ringgit	3,170,000	3/26/2009	986,924	994,510	(7,586)
Polish Zloty	570,000	4/7/2008	256,111	245,404	10,707
Russian Ruble	37,370,000	6/18/2008	1,580,555	1,570,663	9,892
Russian Ruble	11,500,000	6/18/2008	486,390	482,544	3,846
Saudi Arabia Riyal	1,370,000	6/18/2008	367,241	367,479	(238)
Saudi Arabia Riyal	2,350,000	6/18/2008	629,940	629,790	150
			18,209,093	18,120,682	88,411

The Fund held the folowing cross currency contracts at March 31, 2008:

	Value at	In	Value at	Contract	Unrealized
Contracts to Deliver	March 31, 2008	Exchange for	March 31, 2008	Value Date	Gain/(Loss)
New Zealand Dollar	785,792	Australian Dollar	1,083,102	6/18/2008	18,875

Item 2 — Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, as reported previously on Form N-CSR (as filed on March 31, 2008) and Form N-Q (as filed on April 22, 2008), the Registrant had a significant deficiency in its internal control over financial reporting related to the accounting for the investment of cash collateral derived from securities lending activities in interests in cash collateral pooled investment vehicles. During the fiscal quarter ended March 31, 2008, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that the investment in pooled investment vehicles of cash collateral derived from securities lending activities is accounted for properly.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

By:	/s/ STEVEN M. ANDERSON
Steven M. Anderson
Treasurer and Chief Financial Officer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ STEVEN M. ANDERSON
Steven M. Anderson
Treasurer and Chief Financial Officer

Date:	May 30, 2008

By:	/s/ J. DAVID OFFICER
J. David Officer
President and Chief Executive Officer

Date:	May 30, 2008